N-2 - USD ($)				3 Months Ended
		Aug. 14, 2025	Jun. 30, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Dec. 31, 2025		Aug. 01, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cover [Abstract]
Entity Central Index Key		0001517518
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Investment Company Act File Number		811-22546
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		13
Entity Registrant Name		ClearBridge Energy Midstream Opportunity Fund Inc.
Entity Address, Address Line One		One Madison Avenue
Entity Address, Address Line Two		17th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
City Area Code		888
Local Phone Number		777-0102
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
STOCKHOLDER TRANSACTION EXPENSES

Sales Load (percentage of offering price)	—%		(1)
Offering Expenses Borne by the Fund (percentage of offering price)	—%	%	(2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan		$5.00	(3)
(1)
The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will
disclose the applicable sales load.

(2)	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(3)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]
TOTAL TRANSACTION EXPENSES (as a percentage of offering price)
(4)

Percentage of Net Assets Attributable to Common Stock (Assumes Leverage is Used)
ANNUAL EXPENSES
Management Fees (5)	1.33%
Interest Payment on Borrowed Funds (6)	1.78%
Other Expenses (7)	0.26%

TOTAL ANNUAL EXPENSES	3.37%

(4)	The related Prospectus Supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.
(5)
The Manager receives an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any outstanding Borrowings used for leverage and assets attributable to any Preferred Stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 25% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 25% of its Managed Assets, the management fees shown would be higher.

(6)
For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 25% of its Managed Assets (which represented financial leverage of the Fund’s Managed Assets as of May 31, 2025). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.

(7)	Expenses based on amounts incurred in the period ended May 31, 2025.

Management Fees [Percent]	[4],[5]	1.33%
Interest Expenses on Borrowings [Percent]	[5],[6]	1.78%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[7]	0.26%
Total Annual Expenses [Percent]	[5]	3.37%
Expense Example [Table Text Block]
Example
1
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Common Stock, assuming (i) “Total Annual Expenses” of 3.37% net assets attributable to Common Stock (which assumes the Fund’s use of leverage in an aggregate amount equal to 25% of the Fund’s Managed Assets) and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$ 34	$ 104	$ 176	$ 366

(1)
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown.
The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]	$ 34
Expense Example, Years 1 to 3	[8]	104
Expense Example, Years 1 to 5	[8]	176
Expense Example, Years 1 to 10	[8]	$ 366
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses holders of Common Stock would bear directly or indirectly. The table below is based on the capital structure of the Fund as of May 31, 2025 (except as noted below) and assumes the issuance of $400 million of additional shares of Common Stock.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Expenses, Note [Text Block]		Expenses based on amounts incurred in the period ended May 31, 2025.
Management Fee not based on Net Assets, Note [Text Block]		The Manager receives an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any outstanding Borrowings used for leverage and assets attributable to any Preferred Stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 25% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 25% of its Managed Assets, the management fees shown would be higher.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
The table below sets forth the senior securities outstanding as of the end of the Fund’s fiscal years or periods ended May 31, 2025 and November 30, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016 and 2015. The senior securities information for the fiscal years ended November 30, 2024, 2023, 2022, 2021, 2020, 2019, 2018 and 2017 have been audited by PwC. The information for the years prior to the fiscal year ended 2017 was audited by the Fund’s prior independent registered accounting firm.

Year	Senior Security	Total Amount Outstanding	Asset Coverage Per $1,000 of Indebtedness	Average Market Value Per Unit *
2025**	Revolving Credit Facility	$164,000,000	$5,842	N/A
	Series E Senior Notes (2025)	$950,483	$5,842	N/A
	Series H Senior Notes (2025)	$10,301,809	$5,842	N/A
	Series J Senior Notes (2025)	$2,363,520	$5,842	N/A
	Series K Senior Notes (2025)	$9,326,837	$5,842	N/A
	Series L Senior Notes (2025)	$2,984,588	$5,842	N/A
	Series M Senior Notes (2025)	$4,663,418	$5,842	N/A
	Series N Senior Notes (2025)	$4,663,418	$5,842	N/A
	Senior O Senior Notes (2025)	$6,528,785	$5,842	N/A
	Series J MRPS	$7,000,035	—	N/A
	Series L MRPS	$17,000,165	—	N/A
	Series M MRPS	$11,000,010	—	N/A
	Series N MRPS	$16,000,005	—	N/A
	Series O MRPS	$8,200,150	—	N/A
	Series P MRPS	$8,200,010	—	N/A
	Series Q MRPS	$15,000,020	—	N/A
	Series R MRPS	$10,000,025	—	N/A
2024	Revolving Credit Facility	$164,000,000	$5,869	N/A
	Series C Senior Notes (2024)	10,075,124	$5,869	N/A
	Series E Senior Notes (2024)	$950,483	$5,869	N/A
	Series H Senior Notes (2024)	$10,301,809	$5,869	N/A
	Series I Senior Notes (2024)	$11,660,032	$5,869	N/A
	Series J Senior Notes (2024)	$2,363,520	$5,869	N/A
	Series K Senior Notes (2024)	$9,326,837	$5,869	N/A
	Series L Senior Notes (2024)	$2,984,588	$5,869	N/A
	Series M Senior Notes (2024)	$4,663,418	$5,869	N/A
	Series N Senior Notes (2024)	$4,663,418	$5,869	N/A
	Series O Senior Notes (2024)	$6,528,785	$5,869	N/A
	Series J MRPS	$7,000,035	—	N/A
	Series L MRPS	$17,000,165	—	N/A
	Series M MRPS	$11,000,010	—	N/A
	Series N MRPS	$16,000,005	—	N/A
	Series O MRPS	$8,200,150	—	N/A
	Series P MRPS	$8,200,010	—	N/A
	Series Q MRPS	$15,000,020	—	N/A
	Series R MRPS	$10,000,025	—	N/A
2023	Revolving Credit Facility	$144,000,000	$4,311	N/A
	Series C Senior Notes (2023)	$10,075,124	$4,311	N/A
	Series E Senior Notes (2023)	$950,483	$4,311	N/A
	Series H Senior Notes (2023)	$10,301,809	$4,311	N/A
	Series H MRPS	$14,000,000	—	N/A
	Series I MRPS	$3,000,000	—	N/A
	Series J MRPS	$7,000,000	—	N/A
	Series K MRPS	$10,900,000	—	N/A
	Series L MRPS	$17,000,070	—	N/A
2022	Revolving Credit Facility	$111,000,000	$4,391	N/A
	Series B Senior Notes (2022)	$8,364,254	$4,391	N/A

	Series C Senior Notes (2022)	$10,075,124	$4,391	N/A
	Series E Senior Notes (2022)	$950,483	$4,391	N/A
	Series G Senior Notes (2022)	$11,609,975	$4,391	N/A
	Series H Senior Notes (2022)	$10,301,809	$4,391	N/A
	Series H MRPS	$14,000,000	—	N/A
	Series I MRPS	$3,000,000	—	N/A
	Series J MRPS	$7,000,000	—	N/A
	Series K MRPS	$10,900,000	—	N/A
	Series L MRPS	$17,000,070	—	N/A
2021	Revolving Credit Facility	$79,000,000	$4,170	N/A
	Series B Senior Notes (2021)	$8,364,254	$4,170	N/A
	Series C Senior Notes (2021)	$10,075,124	$4,170	N/A
	Series D Senior Notes (2021)	$3,801,934	$4,170	N/A
	Series E Senior Notes (2021)	$950,483	$4,170	N/A
	Series G Senior Notes (2021)	$11,609,975	$4,170	N/A
	Series H Senior Notes (2021)	$10,301,809	$4,170	N/A
	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
	Series D MRPS	$3,000,000	—	N/A
	Series E MRPS	$7,000,000	—	N/A
	Series F MRPS	$4,100,000	—	N/A
	Series G MRPS	$10,900,000	—	N/A
2020	Revolving Credit Facility	$10,000,000	$6,094	N/A
	Series B Senior Notes (2020)	$8,364,254	$6,094	N/A
	Series C Senior Notes (2020)	$10,075,124	$6,094	N/A
	Series D Senior Notes (2020)	$3,801,934	$6,094	N/A
	Series E Senior Notes (2020)	$950,483	$6,094	N/A
	Series G Senior Notes (2020)	$11,609,975	$6,094	N/A
	Series H Senior Notes (2020)	$10,301,809	$6,094	N/A
	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
	Series D MRPS	$3,000,000	—	N/A
	Series E MRPS	$7,000,000	—	N/A
	Series F MRPS	$4,100,000	—	N/A
	Series G MRPS	$10,900,000	—	N/A
2019	Revolving Credit Facility	$31,500,000	$3,426	N/A
	Series A Senior Notes (2019)	$27,420,382	$3,426	N/A
	Series B Senior Notes (2019)	$34,471,338	$3,426	N/A
	Series C Senior Notes (2019)	$41,522,293	$3,426	N/A
	Series D Senior Notes (2019)	$15,668,790	$3,426	N/A
	Series E Senior Notes (2019)	$3,917,197	$3,426	N/A
	Series F Senior Notes (2019)	$33,695,652	$3,426	N/A
	Series G Senior Notes (2019)	$47,847,826	$3,426	N/A
	Series H Senior Notes (2019)	$42,456,522	$3,426	N/A
	Series A MRPS	$4,900,000	—	N/A
	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
	Series D MRPS	$3,000,000	—	N/A
	Series E MRPS	$7,000,000	—	N/A
	Series F MRPS	$4,100,000	—	N/A
	Series G MRPS	$10,900,000	—	N/A
2018	Revolving Credit Facility	$96,000,000	$3,286	N/A
	Series A Senior Notes (2018)	$27,420,382	$3,286	N/A
	Series B Senior Notes (2018)	$34,471,338	$3,286	N/A
	Series C Senior Notes (2018)	$41,522,293	$3,286	N/A
	Series D Senior Notes (2018)	$15,668,790	$3,286	N/A
	Series E Senior Notes (2018)	$3,917,197	$3,286	N/A
	Series F Senior Notes (2018)	$33,695,652	$3,286	N/A
	Series G Senior Notes (2018)	$47,847,826	$3,286	N/A
	Series H Senior Notes (2018)	$42,456,522	$3,286	N/A
	Series A MRPS	$4,900,000	—	N/A

	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
	Series D MRPS	$3,000,000	—	N/A
	Series E MRPS	$7,000,000	—	N/A
	Series F MRPS	$4,100,000	—	N/A
	Series G MRPS	$10,900,000	—	N/A
2017	Revolving Credit Facility	$35,000,000	$3,390	N/A
	Series A Senior Notes (2017)	$27,420,382	$3,390	N/A
	Series B Senior Notes (2017)	$34,471,338	$3,390	N/A
	Series C Senior Notes (2017)	$41,522,293	$3,390	N/A
	Series D Senior Notes (2017)	$15,668,790	$3,390	N/A
	Series E Senior Notes (2017)	$3,917,197	$3,390	N/A
	Series A MRPS	$4,900,000	—	N/A
	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
2016	Revolving Credit Facility	$24,000,000	$4,093	N/A
	Series A Senior Notes (2016)	$27,420,382	$4,093	N/A
	Series B Senior Notes (2016)	$34,471,338	$4,093	N/A
	Series C Senior Notes (2016)	$41,522,293	$4,093	N/A
	Series D Senior Notes (2016)	$15,668,790	$4,093	N/A
	Series E Senior Notes (2016)	$3,917,197	$4,093	N/A
	Series A MRPS	$4,900,000	—	N/A
	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
2015	Revolving Credit Facility	$60,000,000	$3,312	N/A
	Series A Senior Notes (2015)	$40,000,000	$3,312	N/A
	Series B Senior Notes (2015)	$50,000,000	$3,312	N/A
	Series C Senior Notes (2015)	$60,000,000	$3,312	N/A
	Series D Senior Notes (2015)	$20,000,000	$3,312	N/A
	Series E Senior Notes (2015)	$5,000,000	$3,312	N/A
	Series A MRPS	$15,000,000	—	N/A
	Series B MRPS	$12,500,000	—	N/A
	Series C MRPS	$42,500,000	—	N/A

*	Not applicable, as these senior securities were not registered for public trading.
**	As of the six-month period ended May 31, 2025 (unaudited).

Senior Securities, Note [Text Block]
SENIOR SECURITIES
The table below sets forth the senior securities outstanding as of the end of the Fund’s fiscal years or periods ended May 31, 2025 and November 30, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016 and 2015. The senior securities information for the fiscal years ended November 30, 2024, 2023, 2022, 2021, 2020, 2019, 2018 and 2017 have been audited by PwC. The information for the years prior to the fiscal year ended 2017 was audited by the Fund’s prior independent registered accounting firm.

Year	Senior Security	Total Amount Outstanding	Asset Coverage Per $1,000 of Indebtedness	Average Market Value Per Unit *
2025**	Revolving Credit Facility	$164,000,000	$5,842	N/A
	Series E Senior Notes (2025)	$950,483	$5,842	N/A
	Series H Senior Notes (2025)	$10,301,809	$5,842	N/A
	Series J Senior Notes (2025)	$2,363,520	$5,842	N/A
	Series K Senior Notes (2025)	$9,326,837	$5,842	N/A
	Series L Senior Notes (2025)	$2,984,588	$5,842	N/A
	Series M Senior Notes (2025)	$4,663,418	$5,842	N/A
	Series N Senior Notes (2025)	$4,663,418	$5,842	N/A
	Senior O Senior Notes (2025)	$6,528,785	$5,842	N/A
	Series J MRPS	$7,000,035	—	N/A
	Series L MRPS	$17,000,165	—	N/A
	Series M MRPS	$11,000,010	—	N/A
	Series N MRPS	$16,000,005	—	N/A
	Series O MRPS	$8,200,150	—	N/A
	Series P MRPS	$8,200,010	—	N/A
	Series Q MRPS	$15,000,020	—	N/A
	Series R MRPS	$10,000,025	—	N/A
2024	Revolving Credit Facility	$164,000,000	$5,869	N/A
	Series C Senior Notes (2024)	10,075,124	$5,869	N/A
	Series E Senior Notes (2024)	$950,483	$5,869	N/A
	Series H Senior Notes (2024)	$10,301,809	$5,869	N/A
	Series I Senior Notes (2024)	$11,660,032	$5,869	N/A
	Series J Senior Notes (2024)	$2,363,520	$5,869	N/A
	Series K Senior Notes (2024)	$9,326,837	$5,869	N/A
	Series L Senior Notes (2024)	$2,984,588	$5,869	N/A
	Series M Senior Notes (2024)	$4,663,418	$5,869	N/A
	Series N Senior Notes (2024)	$4,663,418	$5,869	N/A
	Series O Senior Notes (2024)	$6,528,785	$5,869	N/A
	Series J MRPS	$7,000,035	—	N/A
	Series L MRPS	$17,000,165	—	N/A
	Series M MRPS	$11,000,010	—	N/A
	Series N MRPS	$16,000,005	—	N/A
	Series O MRPS	$8,200,150	—	N/A
	Series P MRPS	$8,200,010	—	N/A
	Series Q MRPS	$15,000,020	—	N/A
	Series R MRPS	$10,000,025	—	N/A
2023	Revolving Credit Facility	$144,000,000	$4,311	N/A
	Series C Senior Notes (2023)	$10,075,124	$4,311	N/A
	Series E Senior Notes (2023)	$950,483	$4,311	N/A
	Series H Senior Notes (2023)	$10,301,809	$4,311	N/A
	Series H MRPS	$14,000,000	—	N/A
	Series I MRPS	$3,000,000	—	N/A
	Series J MRPS	$7,000,000	—	N/A
	Series K MRPS	$10,900,000	—	N/A
	Series L MRPS	$17,000,070	—	N/A
2022	Revolving Credit Facility	$111,000,000	$4,391	N/A
	Series B Senior Notes (2022)	$8,364,254	$4,391	N/A

	Series C Senior Notes (2022)	$10,075,124	$4,391	N/A
	Series E Senior Notes (2022)	$950,483	$4,391	N/A
	Series G Senior Notes (2022)	$11,609,975	$4,391	N/A
	Series H Senior Notes (2022)	$10,301,809	$4,391	N/A
	Series H MRPS	$14,000,000	—	N/A
	Series I MRPS	$3,000,000	—	N/A
	Series J MRPS	$7,000,000	—	N/A
	Series K MRPS	$10,900,000	—	N/A
	Series L MRPS	$17,000,070	—	N/A
2021	Revolving Credit Facility	$79,000,000	$4,170	N/A
	Series B Senior Notes (2021)	$8,364,254	$4,170	N/A
	Series C Senior Notes (2021)	$10,075,124	$4,170	N/A
	Series D Senior Notes (2021)	$3,801,934	$4,170	N/A
	Series E Senior Notes (2021)	$950,483	$4,170	N/A
	Series G Senior Notes (2021)	$11,609,975	$4,170	N/A
	Series H Senior Notes (2021)	$10,301,809	$4,170	N/A
	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
	Series D MRPS	$3,000,000	—	N/A
	Series E MRPS	$7,000,000	—	N/A
	Series F MRPS	$4,100,000	—	N/A
	Series G MRPS	$10,900,000	—	N/A
2020	Revolving Credit Facility	$10,000,000	$6,094	N/A
	Series B Senior Notes (2020)	$8,364,254	$6,094	N/A
	Series C Senior Notes (2020)	$10,075,124	$6,094	N/A
	Series D Senior Notes (2020)	$3,801,934	$6,094	N/A
	Series E Senior Notes (2020)	$950,483	$6,094	N/A
	Series G Senior Notes (2020)	$11,609,975	$6,094	N/A
	Series H Senior Notes (2020)	$10,301,809	$6,094	N/A
	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
	Series D MRPS	$3,000,000	—	N/A
	Series E MRPS	$7,000,000	—	N/A
	Series F MRPS	$4,100,000	—	N/A
	Series G MRPS	$10,900,000	—	N/A
2019	Revolving Credit Facility	$31,500,000	$3,426	N/A
	Series A Senior Notes (2019)	$27,420,382	$3,426	N/A
	Series B Senior Notes (2019)	$34,471,338	$3,426	N/A
	Series C Senior Notes (2019)	$41,522,293	$3,426	N/A
	Series D Senior Notes (2019)	$15,668,790	$3,426	N/A
	Series E Senior Notes (2019)	$3,917,197	$3,426	N/A
	Series F Senior Notes (2019)	$33,695,652	$3,426	N/A
	Series G Senior Notes (2019)	$47,847,826	$3,426	N/A
	Series H Senior Notes (2019)	$42,456,522	$3,426	N/A
	Series A MRPS	$4,900,000	—	N/A
	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
	Series D MRPS	$3,000,000	—	N/A
	Series E MRPS	$7,000,000	—	N/A
	Series F MRPS	$4,100,000	—	N/A
	Series G MRPS	$10,900,000	—	N/A
2018	Revolving Credit Facility	$96,000,000	$3,286	N/A
	Series A Senior Notes (2018)	$27,420,382	$3,286	N/A
	Series B Senior Notes (2018)	$34,471,338	$3,286	N/A
	Series C Senior Notes (2018)	$41,522,293	$3,286	N/A
	Series D Senior Notes (2018)	$15,668,790	$3,286	N/A
	Series E Senior Notes (2018)	$3,917,197	$3,286	N/A
	Series F Senior Notes (2018)	$33,695,652	$3,286	N/A
	Series G Senior Notes (2018)	$47,847,826	$3,286	N/A
	Series H Senior Notes (2018)	$42,456,522	$3,286	N/A
	Series A MRPS	$4,900,000	—	N/A

	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
	Series D MRPS	$3,000,000	—	N/A
	Series E MRPS	$7,000,000	—	N/A
	Series F MRPS	$4,100,000	—	N/A
	Series G MRPS	$10,900,000	—	N/A
2017	Revolving Credit Facility	$35,000,000	$3,390	N/A
	Series A Senior Notes (2017)	$27,420,382	$3,390	N/A
	Series B Senior Notes (2017)	$34,471,338	$3,390	N/A
	Series C Senior Notes (2017)	$41,522,293	$3,390	N/A
	Series D Senior Notes (2017)	$15,668,790	$3,390	N/A
	Series E Senior Notes (2017)	$3,917,197	$3,390	N/A
	Series A MRPS	$4,900,000	—	N/A
	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
2016	Revolving Credit Facility	$24,000,000	$4,093	N/A
	Series A Senior Notes (2016)	$27,420,382	$4,093	N/A
	Series B Senior Notes (2016)	$34,471,338	$4,093	N/A
	Series C Senior Notes (2016)	$41,522,293	$4,093	N/A
	Series D Senior Notes (2016)	$15,668,790	$4,093	N/A
	Series E Senior Notes (2016)	$3,917,197	$4,093	N/A
	Series A MRPS	$4,900,000	—	N/A
	Series B MRPS	$4,100,000	—	N/A
	Series C MRPS	$14,000,000	—	N/A
2015	Revolving Credit Facility	$60,000,000	$3,312	N/A
	Series A Senior Notes (2015)	$40,000,000	$3,312	N/A
	Series B Senior Notes (2015)	$50,000,000	$3,312	N/A
	Series C Senior Notes (2015)	$60,000,000	$3,312	N/A
	Series D Senior Notes (2015)	$20,000,000	$3,312	N/A
	Series E Senior Notes (2015)	$5,000,000	$3,312	N/A
	Series A MRPS	$15,000,000	—	N/A
	Series B MRPS	$12,500,000	—	N/A
	Series C MRPS	$42,500,000	—	N/A

*	Not applicable, as these senior securities were not registered for public trading.
**	As of the six-month period ended May 31, 2025 (unaudited).

Senior Securities Headings, Note [Text Block]		The table below sets forth the senior securities outstanding as of the end of the Fund’s fiscal years or periods ended May 31, 2025 and November 30, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016 and 2015. The senior securities information for the fiscal years ended November 30, 2024, 2023, 2022, 2021, 2020, 2019, 2018 and 2017 have been audited by PwC. The information for the years prior to the fiscal year ended 2017 was audited by the Fund’s prior independent registered accounting firm.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s investment objective is to provide a high level of total return, consisting of cash distributions and capital appreciation. There can be no assurance that the Fund’s investment objectives will be achieved or that the Fund’s investment program will be successful. The Fund’s investment objectives are non-fundamental
and may be changed by the Board of Directors without stockholder approval and on prior notice to stockholders.
This section provides additional information about the Fund’s investments and certain portfolio management techniques the Fund may use. More information about the Fund’s investments and portfolio management techniques and the associated risks is included in the SAI.

Risk Factors [Table Text Block]
RISKS
The Fund is a
non-diversified,
closed-end
management investment company designed primarily as a long-term investment and not as a trading
vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent
in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation, the financial condition of a security’s issuer, ratings on a security and other market factors. Your Common Stock at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. Below are the principal risks associated with an investment in the Fund.
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. An investment in the Common Stock represents an indirect investment in the energy midstream entities and other investments owned by the Fund, most of which could be purchased directly. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your securities may be worth less than your original investment. We are primarily a long-term investment vehicle and should not be used for short-term trading.
Energy Sector Risks
MLPs and midstream entities operating in the energy sector are subject to many operating risks, including: equipment failure causing outages; structural, maintenance, impairment and safety problems; transmission or transportation constraints, inoperability or inefficiencies; dependence on a specified fuel source; changes in electricity and fuel usage; availability of competitively priced alternative energy sources; changes in generation efficiency and market heat rates; lack of sufficient capital to maintain facilities; significant capital expenditures to keep older assets operating efficiently; seasonality; changes in supply and demand for energy; catastrophic and/or weather-related events such as spills, leaks, well blowouts, uncontrollable flows, ruptures, fires, explosions, floods, earthquakes, hurricanes, discharges of toxic gases and similar occurrences; storage, handling, disposal and decommissioning costs; and environmental compliance. Breakdown or failure of an energy company’s assets may prevent it from performing under applicable sales agreements, which in certain situations could result in termination of the agreement or incurring a liability for liquidated damages. As a result of the above risks and other potential hazards associated with energy companies, certain companies may become exposed to significant liabilities for which they may not have adequate insurance coverage. Any of the aforementioned risks could have a material adverse effect on the business, financial condition, results of operations and cash flows of energy companies.
Because the Fund invests, under normal market conditions, at least 80% of its Managed Assets in energy midstream entities including entities structured as both partnerships and corporations, concentration in the energy sector may present more risks than if the Fund were broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy, adverse political, legislative or regulatory developments, material declines in energy-related commodity prices (such as those experienced over the last few years) or other events could have a larger impact on the Fund than on an investment company that does not concentrate in the sector. At times, the performance of securities of companies in the sector may lag the performance of other sectors or the broader market as a whole. In addition, there are several specific risks associated with investments in the energy sector, including the following:
Regulatory Risk
. The energy sector is highly regulated. MLPs and other entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. For example, a particular by-product or
process, including hydraulic fracturing, may be declared hazardous—sometimes retroactively—by a regulatory agency and unexpectedly increase production costs or limit ability to develop some reserves. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of MLPs and midstream entities.
Specifically, the operations of wells, gathering systems, pipelines, refineries and other facilities are subject to stringent and complex federal, state and local environmental laws and regulations. These include, for example:

•	the federal Clean Air Act and comparable state laws and regulations that impose obligations related to air emissions;

•	the federal Clean Water Act and comparable state laws and regulations that impose obligations related to discharges of pollutants into regulated bodies of water;

•	RCRA and comparable state laws and regulations that impose requirements for the handling and disposal of waste from facilities; and

•
CERCLA, also known as “Superfund,” and comparable state laws and regulations that regulate the cleanup of hazardous substances that may have been released at properties currently or previously owned or operated by MLPs or at locations to which they have sent waste for disposal.

Failure to comply with these laws and regulations may trigger a variety of administrative, civil and criminal enforcement measures, including the assessment of monetary penalties, the imposition of remedial requirements, and the issuance of orders enjoining future operations. Certain environmental statutes, including RCRA, CERCLA, the federal Oil Pollution Act and analogous state laws and regulations, impose strict, joint and several liability for costs required to clean up and restore sites where hazardous substances have been disposed of or otherwise released. Moreover, it is not uncommon for neighboring landowners and other third parties to file claims for personal injury and property damage allegedly caused by the release of hazardous substances or other waste products into the environment.
There is an inherent risk that entities may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. For example, an accidental release from wells or gathering pipelines could subject them to substantial liabilities for environmental cleanup and restoration costs, claims made by neighboring landowners and other third parties for personal injury and property damage, and fines or penalties for related violations of environmental laws or regulations. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of entities or limit their ability to develop some reserves. For example, hydraulic fracturing, a technique used in the completion of certain oil and gas wells, has become a subject of increasing regulatory scrutiny and may be subject in the future to more stringent, and more costly to comply with, requirements. Similarly, the implementation of more stringent environmental requirements could significantly increase the cost of any remediation that may become necessary. Entities may not be able to recover these costs from insurance.
Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product of
burning fossil fuels, and methane, the major constituent of natural gas, which many scientists and policymakers believe contribute to global climate change. These measures and future measures could result in increased costs to certain companies in which the Fund may invest to operate and maintain facilities and administer and manage a greenhouse gas emissions program and may reduce demand for fuels that generate greenhouse gases and that are managed or produced by companies in which the Fund may invest.
Federal, state and local governments may enact laws, and federal, state and local agencies (such as the Environmental Protection Agency) may promulgate rules or regulations, that prohibit or significantly regulate the operation of energy assets. For instance, in the wake of a Supreme Court decision holding that the EPA has some legal authority to deal with climate change under the Clean Air Act, the EPA and the Department of Transportation jointly wrote regulations to cut gasoline use and control greenhouse gas emissions from cars and trucks. The EPA has also taken action to require certain entities to measure and report greenhouse gas emissions and certain facilities may be required to control emissions of greenhouse gases pursuant to EPA air permitting and other regulatory programs. These measures, and other programs addressing greenhouse gas emissions, could reduce demand for energy or raise prices, which may adversely affect the total return of certain of the Fund’s investments.
Commodity Price Risk
. MLPs and midstream entities operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, crude oil and coal, in the short-and
long-term. Fluctuations in energy commodity prices would impact directly companies that own such energy commodities and could impact indirectly companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities. Fluctuations in energy commodity prices can result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries); market conditions; weather patterns; domestic production levels; volume of imports; energy conservation; domestic and foreign governmental regulation; international politics; policies of OPEC; taxation; tariffs; and the availability and costs of local, intrastate and interstate transportation methods. The energy sector as a whole may also be impacted by the perception that the performance of energy sector companies is directly linked to commodity prices. High commodity prices may drive further energy conservation efforts, and a slowing economy may adversely impact energy consumption, which may adversely affect the performance of MLPs and midstream entities operating in the energy sector. Recent economic and market events have fueled concerns regarding potential liquidations of commodity futures and options positions.
Depletion Risk.
 Entities engaged in the exploration, development, management or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy commodities, exploration of new sources of energy commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies. If such companies fail to acquire additional reserves in a cost-effective manner and at a rate at least equal to the rate at which their existing reserves decline, their financial performance may suffer. Additionally, failure to replenish reserves could reduce the amount and affect the tax characterization of the distributions paid by such companies.
Supply and Demand Risk
. Entities operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities. The volume of production of energy commodities and the volume of energy commodities available for transportation, storage, processing or distribution could be affected by a variety of factors, including depletion of resources; depressed commodity prices; catastrophic events; labor relations; increased environmental or other governmental regulation; equipment malfunctions and maintenance difficulties; import volumes; international politics, policies of OPEC; and increased competition from alternative energy sources. Alternatively, a decline in demand for energy commodities could result from factors such as adverse economic conditions (especially in key energy-consuming countries); increased taxation; increased environmental or other governmental regulation; increased fuel economy; increased energy conservation or use of alternative energy sources; legislation intended to promote the use of alternative energy sources; or increased commodity prices.
Acquisition Risk
. MLP and midstream entity investments owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders. The ability of such MLPs and midstream entities to make future acquisitions is dependent on their ability to identify suitable targets, negotiate favorable purchase contracts, obtain acceptable financing and outbid competing potential acquirers. To the extent that such MLPs and midstream entities are unable to make future acquisitions, or such future acquisitions fail to increase the adjusted operating surplus per unit, their growth and ability to make distributions to unit holders will be limited. There are risks inherent in any acquisition, including erroneous assumptions regarding revenues, acquisition expenses, operating expenses, cost savings and synergies; assumption of liabilities; indemnification; customer losses; key employee defections; distraction from other business operations; and unanticipated difficulties in operating or integrating new product areas and geographic regions.
Weather Risks
. Weather plays a role in the seasonality of some entities’ cash flows. Entities in the propane industry, for example, rely on the winter season to generate almost all of their earnings. In an unusually warm winter season, propane MLPs experience decreased demand for their product. Although most entities can reasonably predict seasonal weather demand based on normal weather patterns, extreme weather conditions, such as the hurricanes that severely damaged cities along the U.S. Gulf Coast in recent years, demonstrate that no amount of preparation can protect an entity from the unpredictability of the weather or possible climate change. The damage done by extreme weather also may serve to increase many entities’ insurance premiums and could adversely affect such companies’ financial condition and ability to pay distributions to stockholders.
Cyclical Industry Risk
. The energy industry is cyclical and from time to time may experience a shortage of drilling rigs, equipment, supplies, or qualified personnel, or due to significant demand, such services may not be available on commercially reasonable terms. An entity’s ability to successfully and timely complete capital improvements to existing or other capital projects is contingent upon many variables. Should any such efforts be unsuccessful, an entity could be subject to additional costs and/or the write-off of
its investment in the project or improvement. The marketability of oil and gas production depends in large part on the availability, proximity and capacity of pipeline systems owned by third parties. Oil and gas properties are subject to royalty interests, liens and other burdens, encumbrances, easements or restrictions, all of which could impact the production of a particular entity. Oil and gas entities operate in a highly competitive and cyclical industry, with intense price competition. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.
Catastrophic Event Risk
. MLPs and midstream entities operating in the energy sector are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. These dangers include leaks, fires, explosions, damage to facilities and equipment resulting from natural disasters, inadvertent damage to facilities and equipment (such as those suffered by BP’s Deepwater Horizon drilling platform in 2010 or spills by various onshore oil pipelines) and terrorist acts. Since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks. These dangers give rise to risks of substantial losses as a result of loss or destruction of commodity reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss of life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of MLPs and midstream entities operating in the energy sector. MLPs and midstream entities operating in the energy sector may not be fully insured against all risks inherent in their business operations and therefore accidents and catastrophic events could adversely affect such companies’ financial condition and ability to pay distributions to stockholders. It is expected that increased governmental regulation will mitigate such catastrophic risk, such as the recent oil spills referred to above, which could increase insurance premiums and other operating costs for MLPs and midstream entities.
Industry Specific Risks
MLPs and other entities operating in the energy sector are also subject to risks that are specific to the industry they serve.
Pipelines
. Pipeline companies are subject to (i) the demand for natural gas, natural gas liquids, crude oil or refined products in the markets they serve, (ii) changes in the availability of products for gathering, transportation, processing or sale due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities, (iii) sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities, and (iv) environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors. Companies that own interstate pipelines that transport natural gas, natural gas liquids, crude oil or refined petroleum products are subject to regulation by the Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such companies could have a material adverse effect on their business, financial condition, results of operations and cash flows and their ability to pay cash distributions or dividends.
FERC also issued a policy statement that provides accounting and ratemaking guidance for treatment of accumulated deferred income tax (“ADIT”) for all FERC-jurisdictional public utilities, natural gas pipelines, and oil pipelines, as FERC found the tax rate reduction would also result in a reduction in ADIT liabilities and ADIT assets on the books of rate-regulated companies. The companies in the energy and infrastructure sector that own the affected natural gas, oil or refined products pipelines could experience a material reduction in revenues and cash flows, which may in turn materially adversely affect their financial condition. FERC may enact other regulations or issue further requests to pipelines that may lead to lower rates.
Gathering and processing
. Gathering and processing companies are subject to natural declines in the production of oil and natural gas fields, which utilize their gathering and processing facilities as a way to market their production, prolonged declines in the price of natural gas or crude oil, which curtails drilling activity and therefore production, and declines in the prices of natural gas liquids and refined petroleum products, which cause lower processing margins. In addition, some gathering and processing contracts subject the gathering or processing company to direct commodities price risk.
Midstream
. MLPs and midstream entities that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.
Exploration and production
. Exploration, development and production companies are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Reductions in prices for crude oil and natural gas can cause a given reservoir to become uneconomic for continued production earlier than it would if prices were higher, resulting in the plugging and abandonment of, and cessation of production from, that reservoir. In addition, lower commodity prices not only reduce revenues but also can result in substantial downward adjustments in reserve estimates. The accuracy of any reserve estimate is a function of the quality of available data, the accuracy of assumptions regarding future commodity prices and future exploration and development costs and engineering and geological interpretations and judgments. Different reserve engineers may make different estimates of reserve quantities and related revenue based on the same data. Actual oil and gas prices, development expenditures and operating expenses will vary from those assumed in reserve estimates, and these variances may be significant. Any significant variance from the assumptions used could result in the actual quantity of reserves and future net cash flow being materially different from those estimated in reserve reports. In addition, results of drilling, testing and production and changes in prices after the date of reserve estimates may result in downward revisions to such estimates. Substantial downward adjustments in reserve estimates could have a material adverse effect on a given exploration and production company’s financial position and results of operations. In addition, due to natural declines in reserves and production, exploration and production companies must economically find or acquire and develop additional reserves in order to maintain and grow their revenues and distributions.
Propane
. Propane MLPs are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.
Coal
. MLPs and other entities with coal assets are subject to supply and demand fluctuations in the markets they serve, which may be impacted by a wide range of factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, mining accidents or catastrophic events, health claims and economic conditions, among others. It has become increasingly difficult to obtain and maintain the permits necessary to mine coal. Further, such permits, if obtained, have increasingly contained more stringent, and more difficult and costly to comply with, provisions relating to environmental protection.
Marine shipping
. Marine shipping (or “tanker” companies) are exposed to many of the same risks as other energy companies. In addition, the highly cyclical nature of the tanker industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the earnings of tanker companies in our portfolio. Fluctuations in charter rates and vessel values result from changes in the supply and demand for tanker capacity and changes in the supply and demand for oil and oil products. Historically, the tanker markets have been volatile because many conditions and factors can affect the supply and demand for tanker capacity. Changes in demand for transportation of oil over longer distances and supply of tankers to carry that oil may materially affect revenues, profitability and cash flows of tanker companies. The successful operation of vessels in the charter market depends upon, among other things, obtaining profitable spot charters and minimizing time spent waiting for charters and traveling unladen to pick up cargo. The value of tanker vessels may fluctuate and could adversely affect the value of tanker company securities in our portfolio. Declining tanker values could affect the ability of tanker companies to raise cash by limiting their ability to refinance their vessels, thereby adversely impacting tanker company liquidity. Tanker company vessels are at risk of damage or loss because of events such as mechanical failure, collision, human error, war, terrorism, piracy, cargo loss and bad weather. Tanker vessels are also subject to international environmental regulations, including increasingly stringent engine efficiency and ballast water exchange requirements, and older vessels that have not been retrofitted may be limited in the ports they can access. In addition, changing economic, regulatory and political conditions in some countries, including political and military conflicts, have from time to time resulted in attacks on vessels, mining of waterways, piracy, terrorism, labor strikes, boycotts and government requisitioning of vessels. These sorts of events could interfere with shipping lanes and result in market disruptions and a significant loss of tanker company earnings.
Energy and Energy Infrastructure Sector Risk
The Fund is subject to the risk of focusing investments in the energy sector, which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. A downturn in the energy sector of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy sector of the economy may lag the performance of other sectors or the broader market as a whole. The profitability of companies in the energy infrastructure sector is related to worldwide energy prices and costs related to energy production. The energy sector is cyclical and highly dependent on commodity prices. Energy-related companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas). Companies in the energy infrastructure sector may be adversely affected by natural disasters or other catastrophes. These companies may be at risk for environmental damage claims and other types of litigation. Companies in the energy infrastructure sector also may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the energy infrastructure sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.
Risks of Investing in MLP Units
An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Holders of MLP units have the rights typically afforded to limited partners in a limited partnership. As compared to common stockholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Additionally, conflicts of interest may exist among common unit holders, subordinated unit holders and the general partner or managing member of an MLP; for example, a conflict may arise as a result of incentive distribution payments, and the general partner does not generally have any duty to the limited partners beyond a “good faith” standard. For example, over the last few years there have been several “simplification” transactions in which the incentive distribution rights were eliminated by either (i) a purchase of the outstanding MLP units by the general partner or (ii) by the purchase of the incentive distribution rights by the MLP. These simplification transactions present a conflict of interest between the general partner and the MLP and may be structured in a way that is unfavorable to the MLP. There are also certain tax risks associated with an investment in MLP units (described below).
Tax Risks of Investing in Equity Securities of MLPs
Much of the benefit the Fund derives from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for United States federal income tax purposes. Partnerships do not pay United States federal income tax at the partnership level. Rather, each partner of a partnership, in computing its United

States federal income tax liability, will include its allocable share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, a change in the business of a given MLP, or a change in the types of income earned by a given MLP, could result in an MLP being treated as a corporation for United States federal income tax purposes, which would result in such MLP being required to pay United States federal income tax on its taxable income. The classification of an MLP as a corporation for United States federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. Thus, if any of the MLPs owned by the Fund were treated as corporations for United States federal income tax purposes, the after-tax return
to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a substantial decline in the value of the Common Stock.
The Fund is treated as a regular corporation, or a “C” corporation, for United States federal income tax purposes and, as a result, unlike most investment companies, is subject to corporate income tax to the extent the Fund recognizes positive returns. Any taxes paid by the Fund reduce the amount available to pay distributions to Common Stockholders, and therefore investors in the Fund will likely receive lower distributions than if they invested directly in MLPs.
To the extent that the Fund invests in the equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund is required to include in its taxable income the Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. Historically, MLPs have been able to offset a significant portion of their income with tax deductions. The Fund incurs a current tax liability on its allocable share of an MLP’s income and gains that are not offset by the MLP’s tax deductions, losses and credits, or its net operating loss carryovers, if any. The portion, if any, of a distribution received by the Fund from an MLP that is offset by the MLP’s tax deductions, losses or credits is treated as a return of capital. However, those distributions reduce the Fund’s adjusted tax basis in the equity securities of the MLP, which results in an increase in the amount of gain (or decrease in the amount of loss) that is recognized by the Fund for United States federal income tax purposes upon the sale of any such equity securities or upon subsequent distributions in respect of such equity securities. The percentage of an MLP’s income and gains that are offset by tax deductions, losses and credits will fluctuate over time for various reasons. A significant slowdown in acquisition activity or capital spending by MLPs held in the Fund’s portfolio could result in a reduction of accelerated depreciation generated by new acquisitions, which may result in increased current tax liability for the Fund.
The Fund accrues deferred income taxes for its future tax liability associated with the difference between the Fund’s tax basis in an MLP security and the fair market value of the MLP security. Upon the Fund’s sale of an MLP security, the Fund will be liable for previously deferred taxes on taxable realized gains from such sale. The Fund relies to some extent on information provided by MLPs, which may not necessarily be timely, to estimate its deferred tax liability for purposes of financial statement reporting and determining its net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability as new information becomes available.
A corporation’s earnings and profits are generally calculated by making certain adjustments to the corporation’s reported taxable income. However, because of the Fund’s investment in equity securities of MLPs, its earnings and profits may be calculated using accounting methods that are different from those used for calculating taxable income. Due to these differences, the Fund may make distributions out of its current or accumulated earnings and profits, which will be treated as dividends, that are in excess of its taxable income.
In addition, changes in tax laws or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLP investments in which the Fund invests.
The Fund’s Ability to Use Loss Carryovers May Be Limited
Under the Code, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change net
operating loss and capital loss carryovers to offset its post-change income and taxes may be limited. In general, an “ownership change” occurs if there is a cumulative change in the Fund’s ownership by “5% stockholders” that exceeds 50 percentage points over a rolling three-year period. Any such limitations on the Fund’s ability to use its net operating loss and capital loss carryovers could adversely impact the Fund’s business, financial condition, results of operations and cash flows. In addition, any such limitations may result in the expiration of all or a portion of the Fund’s net operating loss and capital loss carryovers before they are utilized.
Lack of Diversification of Customers and Suppliers
Certain MLPs and midstream entities in which the Fund invests or may invest in the future depend upon a limited number of customers for substantially all of their revenue. Similarly, certain MLPs and midstream entities in which the Fund invests or may invest in the future depend upon a limited number of suppliers of goods or services to continue their operations. The loss of any such customers or suppliers could materially adversely affect such MLPs’ and midstream entities’ results of operations and cash flow, and their ability to make distributions to unit holders, such as the Fund, would therefore be materially adversely affected.
Affiliated Party Risk
Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the Fund, would be adversely affected.
Equity Securities Risk
A substantial percentage of the Fund’s assets are invested in equity securities, including MLP common units, MLP subordinated units, MLP preferred units, equity securities of MLP affiliates, including I-Shares, and
common stocks of other issuers. Equity risk is the risk that MLP units or other equity securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds. The price of an equity security of an issuer may be particularly sensitive to general movements in the stock market, or a drop in the stock market may depress the price of most or all of the equity securities held by the Fund. In addition, MLP units or other equity securities held by the Fund may decline in price if the issuer fails to make anticipated distributions or dividend payments because, among other reasons, the issuer experiences a decline in its financial condition. In general, the equity securities of MLPs that are publicly traded partnerships tend to be less liquid than the equity securities of corporations, which means that the Fund could have difficulty selling such securities at the time it would prefer and at a price it believes would reflect the value of the security.
MLP subordinated units typically are convertible to MLP common units at a one-to-one ratio.
The price of MLP subordinated units is typically tied to the price of the corresponding MLP common unit, less a discount. The size of the discount depends upon a variety of factors, including the likelihood of conversion, the length of time remaining until conversion and the size of the block of subordinated units being purchased or sold.
I-Shares represent
an indirect investment in
MLP I-units. Prices
and volatilities
of I-Shares tend
to correlate to the price of common units. Holders
of I-Shares are
subject to the same risks as holders of MLP common units. In addition, I-Shares may
trade less frequently, particularly those of issuers with smaller capitalizations. Given their potential for limited trading volume, I-Shares may
display volatile or erratic price movements. In
addition, I-Shares often
may be subordinated in terms of liquidation rights to MLP common units.
If the Fund invests in equity securities of other open-
or closed-end investment
companies, including exchange-traded funds, the Fund will bear its ratable share of that investment company’s expenses, and Common Stockholders would remain subject to payment of the Fund’s investment management fees with respect to the assets so invested. Common Stockholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.
Interest Rate Risk
Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and midstream entities operating in the energy sector to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of MLPs and midstream entities operating in the energy sector. Rising interest rates may also impact the price of the securities of MLPs and midstream entities operating in the energy sector as the yields on alternative investments increase. During periods of rising interest rates, the market price of such securities generally declines. Conversely, during periods of declining interest rates, the market price of fixed income securities generally rises.
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Stock and distributions on the Common Stock can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to stockholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Liquidity Risk
Although the equity securities in which the Fund invests generally trade on major stock exchanges, certain securities owned by the Fund may trade less frequently, particularly those of MLPs, midstream entities and other issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. Also, the Fund may be one of the largest investors in certain sub-sectors of
the energy or natural resource sectors. Thus, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by the Fund in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when ClearBridge believe it is desirable to do so. If these securities are private securities, they are more difficult to value, and market quotations may not accurately reflect the value of such securities. Investment of our capital in securities that are less actively traded or over time experience decreased trading volume may restrict our ability to take advantage of other market opportunities.
Natural Resources Sector Risks
The natural resources sector includes companies principally engaged in owning or developing non-energy natural
resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies. The Fund’s investments in MLPs and midstream entities operating in the natural resources sector will be subject to the risk that prices of these securities may fluctuate widely in response to the level and volatility of commodity prices; exchange rates; import controls; domestic and global competition; environmental regulation and liability for environmental damage; mandated expenditures for safety or pollution control; the success of exploration projects; depletion of resources; tax policies; and other governmental regulation. Investments in the natural resources sector can be significantly affected by changes in the supply of or demand for various natural resources. The value of investments in the natural resources sector may be adversely affected by a change in inflation.
Small Capitalization Risk
The Fund may invest in securities of MLPs, midstream entities and other issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major benchmark indexes, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs and midstream entities with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. Finally, small-cap
securities may

not be widely followed by the investment community, which may result in reduced demand. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.
Competition Risk
A number of alternatives available to the Fund as vehicles for investment in a portfolio of energy MLPs, midstream entities and their affiliates currently exist, including other publicly traded investment companies, structured notes and private funds. These competitive conditions may adversely impact our ability to meet our investment objective, which in turn could adversely impact our ability to make distributions.
Restricted Securities Risk
The Fund may invest up to 30% of its Managed Assets in unregistered or otherwise restricted securities. The term “restricted securities” refers to securities that are unregistered, held by control persons of the issuer or are subject to contractual restrictions on their resale. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Such securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter
markets. Contractual restrictions on the resale of securities result from negotiations between the issuer and purchaser of such securities and therefore vary substantially in length and scope. To dispose of a restricted security that the Fund has a contractual right to sell, the Fund may first be required to cause the security to be registered. A considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell, during which time the Fund would bear market risks. The difficulties and delays associated with selling restricted securities could result in our inability to realize a favorable price upon disposition of such securities, and at times might make disposition of such securities impossible.
Cash Flow Risk
The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in equity securities of MLPs and midstream entities. The amount and tax characterization of cash available for distribution by an MLP or midstream entity depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs and midstream entities will vary widely from quarter to quarter and is affected by various factors affecting the entity’s operations and the energy industry at large. Large declines in commodity prices (such as those experienced from mid-2014
to early 2016) can result in material declines in cash flow from operations. Further, covenants in debt instruments issued by MLPs and midstream entities in which the Fund intends to invest may restrict distributions to equity holders or, in certain circumstances, may not allow distributions to be made to equity holders. Finally, the acquisition of an MLP or midstream entity by an acquiror with a lower yield could result in lower distributions to the equity holders of the acquired MLP or midstream entity. These kind of transactions have become more prevalent in recent years. To the extent MLPs and midstream entities that the Fund owns reduce their distributions to equity holders, this will result in reduced levels of net distributable income and can cause the Fund to reduce its distributions. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP or midstream entity has available for distribution in a given period.
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain fund investments as well as fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance
or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund’s investments.
The long-term impact of the
COVID-19
pandemic and its subsequent variants on economies, markets, industries and individual issuers is not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the
COVID-19
pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund’s assets may go down.
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment. To the extent the Fund invests in private securities, market prices generally are unavailable for such investments, including MLP subordinated units, direct ownership of general partner or managing member interests and restricted or unregistered securities of certain MLPs, midstream entities and private companies. The values of such securities will ordinarily be determined by fair valuations determined by the Board of Directors or its designee in accordance with procedures governing the valuation of portfolio securities adopted by the Board of Directors. Proper valuation of such securities may require more reliance on the judgment of ClearBridge than valuation of securities for which an active trading market exists. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes in the financial statements of the Fund reflect (i) taxes on unrealized gains/losses, which are attributable to the temporary difference between fair market value and the cost basis of the Fund’s assets for financial reporting purposes, (ii) the net tax effects of temporary differences between the carrying amount and the cost basis of such assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and, as applicable, (iii) the net tax benefit of accumulated net operating losses, capital losses and tax credit carryovers. To the extent the Fund has a deferred tax asset, consideration is given as to whether or not a valuation allowance is required. The need to establish a valuation allowance for deferred tax assets is assessed periodically by the Fund based on the criterion established by Financial Accounting Standards Board Codification Topic 740, Income Taxes (formerly Statement of Financial Accounting Standards No. 109) that it is more likely than not that some portion or all of the deferred tax asset will not be realized. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on future allocations of taxable income and future cash distributions from the Fund’s MLP holdings), the duration of statutory carryover periods and the associated risk that net operating loss, capital loss and tax credit carryovers may expire unused.
The Fund may rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated deferred tax asset or liability. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund modifies its estimates or assumptions regarding the deferred tax asset or liability.
Deferred tax assets may constitute a relatively high percentage of the Fund’s net asset value. A capital loss carryover may constitute a material deferred tax asset and also has a five-year expiration. Any valuation allowance required against deferred tax assets, such as a capital loss carryover, or future adjustments to a valuation allowance could have a material impact on the Fund’s net asset value and results of operations in the period the valuation allowance is recorded or adjusted.
Royalty Trust Risk
Royalty trusts are exposed to many of the same risks as other MLPs. In addition, the value of the equity securities of the royalty trusts in which the Fund invests may fluctuate in accordance with changes in the financial condition of those royalty trusts, the condition of equity markets generally, commodity prices, and other factors. Distributions on royalty trusts in which the Fund may invest will depend upon the declaration of distributions from the constituent royalty trusts, but there can be no assurance that those royalty trusts will pay distributions on their securities. Typically royalty trusts own the rights to royalties on the production and sales of a natural resource, including oil, gas, minerals and timber As these deplete, production and cash flows steadily decline, which may decrease distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.
In many circumstances, the royalty trusts in which the Fund may invest may have limited operating histories. The value of royalty trust securities in which the Fund invests are influenced by factors that are not within the Fund’s control, including the financial performance of the respective issuers, interest rates, exchange rates and commodity prices (which will vary and are determined by supply and demand factors including weather and general economic and political conditions), the hedging policies employed by such issuers, issues relating to the regulation of the energy industry and operational risks relating to the energy industry.
Market Discount from Net Asset Value Risk
Shares of
closed-end
investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be a greater risk to investors expecting to sell their Common Stock in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the Common Stock will depend not upon the Fund’s net asset value but upon whether the market price of the Common Stock at the time of sale is above or below the investor’s purchase price for the Common Stock.
Because the market price of the Common Stock will be determined by factors such as relative supply of and demand for the Common Stock in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Stock will trade at, above or below net asset value or at, above or below the initial public offering price. The Common Stock is designed primarily for long term investors and you should not view the Fund as a vehicle for trading purposes.
Below Investment Grade (High Yield or Junk Bond) Securities Risk
The Fund may invest up to 20% of its Managed Assets in fixed income securities of below investment grade quality. High yield debt securities are generally subject to greater credit risks than higher-grade debt securities, including the risk of default on the payment of interest or principal. High yield debt securities are considered speculative, typically have lower liquidity and are more difficult to value than higher grade bonds. High yield debt securities tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.
Foreign Investment and Emerging Markets Risk
A fund that invests in foreign
(non-U.S.)
securities may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Investments in foreign securities (including those denominated in U.S. dollars) are subject to economic and political developments in the countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country. Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, the Fund’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to
non-U.S.
withholding taxes, and special U.S. tax considerations may apply.
The risks of foreign investment are greater for investments in emerging markets. The Fund considers a country to be an emerging market country if, at the time of investment, it is represented in the J.P. Morgan Emerging Markets Bond Index Global or categorized by the World Bank in its annual categorization as middle- or low-income.
Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, that require governmental approval prior to investments by foreign persons, or that prevent foreign investors from withdrawing their money at will. An investment in emerging market securities should be considered speculative.
Currency Risk
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The Fund may be unable or may choose not to hedge its foreign currency exposure.
Leverage Risk
The Fund may use leverage through borrowings, including loans from certain financial institutions and/or the issuance of debt securities, and through the issuance of Preferred Stock. The Fund may use leverage through borrowings in an aggregate amount of up to approximately 33 1/3% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) immediately after such borrowings. Furthermore, the Fund may use leverage through the issuance of Preferred Stock in an aggregate amount of liquidation preference attributable to the Preferred Stock combined with the aggregate amount of any borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance. The Fund had outstanding senior secured notes, a revolving credit facility with a financial institution and outstanding MRPS. Any effective leverage will create an opportunity for increased returns on the Common Stock but also create the possibility of losses if the cost of leverage exceeds the return on the Fund’s investment. The effective leverage offered by such investments could cause the Fund’s net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in them. Because the fees received by the FTFA and ClearBridge are based on the total Managed Assets of the Fund, the FTFA and ClearBridge have a financial incentive for the Fund to use financial leverage, which may create a conflict of interest between the FTFA and ClearBridge and the Common Stockholders. There is no assurance that the Fund’s strategy of investing in instruments that have the economic effect of financial leverage will be successful.
Derivatives Risk
The Fund may utilize a variety of derivative instruments such as interest rate swaps, options contracts, futures contracts, forward contracts, options on futures contracts and indexed securities. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Effective August 19, 2022, the Fund began operating under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.
Short Sales Risk
If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, which may be substantial. A fund that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the fund does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position.
Legal and Regulatory Risk.
Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.
In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and FTFA will continue to be eligible for such exemptions.
The U.S. Government enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, recordkeeping, and registration requirements. Although the CFTC has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, certain of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategies as a result. It is unclear how the regulatory changes will affect counterparty risk.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts; those position limits may also apply to certain other derivatives positions the Fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Investment Manager and its affiliates may be aggregated for this purpose. Therefore it is possible that the trading decisions of the Investment Manager may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Fund.
The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt rules requiring monthly public disclosure in the future. In addition, other
non-U.S.
jurisdictions where the Fund may trade have adopted reporting requirements. If the Fund’s short positions or its strategy become generally known, it could have a significant effect on ClearBridge’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by the Fund, forcing the Fund to cover its positions at a loss. Such reporting requirements also may limit the Investment Manager’s ability to access management and other personnel at certain companies where ClearBridge seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy. In addition, the SEC and other regulatory and self-regulatory authorities have implemented various rules and may adopt additional rules in the future that may impact those engaging in short selling activity. If additional rules were adopted regarding short sales, they could restrict the Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.

Counterparty Risk
The Fund may enter into transactions with counterparties that become unable or unwilling to fulfill their contractual obligations. There can be no assurance that any such counterparty will not default on its obligations to the Fund. In the event of a counterparty default, the Fund may be hindered or delayed in exercising rights against a counterparty and may experience significant losses. To the extent that the Fund enters into multiple transactions with a single or small set of counterparties, the Fund will be subject to increased counterparty risk.
Privately Held Company Risk
Privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, ClearBridge may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which the Fund invests.
Debt Securities Risks
Debt securities in which the Fund invests are subject to many of the risks described elsewhere in this section. In addition, they are subject to credit risk, interest rate risk, and, depending on their quality, other special risks. An issuer of a debt security may be unable to make interest payments and repay principal. The Fund could lose money if the issuer of a debt obligation is, or is perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of a security by rating agencies may further decrease its value. Certain debt instruments, particularly below investment grade securities or “junk bonds,” may contain call or redemption provisions which would allow the issuer thereof to prepay principal prior to the debt instrument’s stated maturity. This is known as prepayment risk. Prepayment risk is greater during a falling interest rate environment as issuers can reduce their cost of capital by refinancing higher yielding debt instruments with lower yielding debt instruments. An issuer may also elect to refinance its debt instruments with lower yielding debt instruments if the credit standing of the issuer improves. To the extent debt securities in its portfolio are called or redeemed, the Fund may be forced to reinvest in lower yielding securities. Debt securities have reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income instruments at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Common Stock price or its overall return.
Redenomination Risk
Continuing uncertainty as to the status of the euro and the EMU has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU- related
investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. Clearbridge and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. ClearBridge’s judgement about the attractiveness, relative value or potential appreciation of a particular sector or security may prove to be incorrect.
Potential Conflicts of Interest Risk
FTFA, ClearBridge and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, FTFA also manages, and ClearBridge serves as subadviser to, other closed-end
investment companies listed on the NYSE that have investment objectives and investment strategies that are substantially similar to those of the Fund. Further, FTFA and ClearBridge may at some time in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. As a result, FTFA, ClearBridge and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. FTFA, ClearBridge and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.
The portfolio managers may also engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to FTFA or ClearBridge which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. Finally, FTFA or its affiliates may provide more services to some types of funds and accounts than others.
There is no guarantee that the policies and procedures adopted by FTFA, ClearBridge and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that FTFA and/or ClearBridge may manage or advise from time to time.
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year.
Government Intervention in Financial Markets Risk
The instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate fixed income securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Clearbridge monitors developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Non-Diversification Risk
The Fund is classified
as “non-diversified” under
the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
Operational Risk
The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its stockholders could be negatively impacted as a result.
Cybersecurity Risk
Like other funds and business enterprises, the Fund, FTFA, ClearBridge and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the Fund, FTFA, ClearBridge and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians,
transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The Fund, FTFA, and ClearBridge have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, FTFA, and/or ClearBridge. Cybersecurity incidents may result in financial losses to the Fund and its Stockholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.
Risks Related to Fund Distributions
Distributions paid by the Fund to its Common Stockholders are derived from the interest income and additional total return from the Fund’s investments. The total return generated by the Fund’s investments can vary widely over the short term and long term.
Legal and Regulatory Risk
Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and derivatives markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and FTFA will continue to be eligible for such exemptions.
The U.S. Government enacted legislation that provides for new regulation of the derivatives markets, including clearing, margin, reporting, recordkeeping, and registration requirements, among others. Although the SEC and CFTC have released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, certain of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategies as a result. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular derivatives contracts; those position limits may also apply to certain other derivatives positions the Fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Manager and its affiliates may be aggregated for this purpose. Therefore it is possible that the trading decisions of the Manager may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Fund. In addition, applicable position limits may affect the hedging and investment activities of participants in derivatives markets and in the markets for the assets underlying such derivatives contracts, which could reduce the liquidity and adversely affect the pricing of derivatives contracts impacted by such position limits, thereby adversely affecting the performance of the Fund.
The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt or amend rules requiring public disclosure in the future. In addition, other non-U.S. jurisdictions
where the Fund may trade have adopted reporting requirements. To the extent that the Fund takes a short position, if such short position or strategy become generally known, it could have a significant effect on the Fund’s ability to implement its investment strategy. In particular, public disclosure may increase the likelihood that other investors could cause a “short squeeze” in the securities held short by the Fund forcing the Fund to cover its positions at a loss. Such disclosure and reporting requirements also may limit the Manager’s ability to access management and other personnel at certain companies where the Fund seeks to take a short position. In addition, if other investors establish short positions in the same issuers as the Fund, the cost to the Fund of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy. In addition, the SEC and other regulatory and self-regulatory authorities have implemented various rules and may adopt additional rules in the future that may impact those engaging in short selling activity. If additional rules were adopted regarding short sales, they could restrict the Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute certain investment strategies as a result.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the Fund to execute certain investment strategies.

Effects of Leverage [Text Block]
Effects of Leverage
As of May 31, 2025, the Fund had $164,000,000 of Borrowings outstanding under the revolving credit facility. As of May 31, 2025, the Fund had $41,782,858 aggregate principal amount of fixed-rate secured notes outstanding. The credit agreement is scheduled to terminate on December 10, 2025.
As of May 31, 2025, the Fund had $41,782,858 aggregate principal amount of fixed-rate secured notes outstanding. These senior secured notes consist of eight series: $950,483 of the 3.76% Series E Senior Secured Notes due August 26, 2026, $10,301,809 of the 4.66% Series H Senior Secured Notes due October 15, 2025, $2,363,520 of the 3.76% Series J Senior Secured Notes due August 26, 2026, $9,326,837 of the 3.78% Series K Senior Secured Notes due June 6, 2025, $2,984,588 of the 4.20% Series L Senior Secured Notes due April 30, 2026, $4,663,418 of the 3.46% Series M Senior Secured Notes due June 11, 2025, $4,663,418 of the 3.56% Series N Senior Secured Notes due June 11, 2027, and $6,528,785 of the 3.76% Series O Senior Secured Notes due June 11, 2030.
As of May 31, 2025, the Fund had 2,640,012 shares of MRPS outstanding with an aggregate liquidation value of $92,400,420. Each share of MRPS has a liquidation preference of $35. These MRPS consist of eight series: 200,001 shares of Series J MRPS with a term redemption date of July 23, 2026, 485,719 shares of Series L MRPS with a term redemption date of November 17, 2032, 314,286 shares of Series M MRPS with a term redemption date of November 17, 2029, 234,286 shares of Series P MRPS with a term redemption date of June 11, 2027, 428,572 shares of Series Q MRPS with a term redemption date of November 17, 2029, and 285,715 shares of Series R MRPS with a term redemption date of November 17, 2032. Pursuant to their terms, the Series N MRPS and the Series O MRPS were redeemed in full on June 11, 2025, and such shares were automatically reclassified as authorized but unissued shares of Common Stock.
As of May 31, 2025, the interest rate payable by us on our Borrowings made under our credit facility was SOFR plus 1.10% and the commitment fee payable for unborrowed funds is 0.25%.
As of May 31, 2025, our total leverage (including Borrowings and Preferred Stock) represented 25% of our Managed Assets. Assuming that our leverage levels are as described above, our average annual cost of leverage would be 1.77% of net assets attributable to common shares. As of May 31, 2025, the blended interest on our senior secured notes was 3.96%. As of May 31, 2025, the blended rate on our MRPS was 5.94%. Income generated by our portfolio as of May 31, 2025 must exceed 1.28% in order to cover such leverage costs. These numbers are merely estimates used for illustration; actual dividend or interest rates on the leverage instruments will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Common Stock assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing 25% of the Fund’s Managed Assets and the Fund’s currently projected annual leverage interest of 5.38%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Total Return to Holders of Common Stock	(15.07)%	(8.42)%	(1.77)%	4.87%	11.52%

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Common Stock assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing 25% of the Fund’s Managed Assets and the Fund’s currently projected annual leverage interest of 5.38%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Total Return to Holders of Common Stock	(15.07)%	(8.42)%	(1.77)%	4.87%	11.52%

Return at Minus Ten [Percent]		(15.07%)
Return at Minus Five [Percent]		(8.42%)
Return at Zero [Percent]		(1.77%)
Return at Plus Five [Percent]		4.87%
Return at Plus Ten [Percent]		11.52%
Effects of Leverage, Purpose [Text Block]		The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Common Stock assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing 25% of the Fund’s Managed Assets and the Fund’s currently projected annual leverage interest of 5.38%.
Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the range of high and low closing sale price of our Common Stock and the quarter-end sale
price, each as reported on the NYSE, the net asset value per Common Stock and the premium or discount to net asset value per share at which our shares were trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of our net asset value.

		Price Range
	NAV (1)	High	Low	Premium/ (Discount) of High Sales Price to NAV (2)	Premium/ (Discount) of Low Sales Price to NAV (2)
Fiscal Year Ending November 30, 2025
Second Quarter	$49.70	$50.61	$41.09	1.8%	(17.3)%
First Quarter	$55.17	$51.16	$44.39	(7.3)%	(19.5)%
Fiscal Year Ending November 30, 2024
Fourth Quarter	$55.82	$50.49	$39.10	(9.5)%	(30.0)%
Third Quarter	$47.97	$42.63	$37.39	(11.1)%	(22.1)%
Second Quarter	$44.39	$43.65	$37.66	(1.7)%	(15.2)%
First Quarter	$40.64	$37.54	$32.47	(7.6)%	(20.1)%
Fiscal Year Ending November 30, 2023
Fourth Quarter	$38.75	$34.50	$29.65	(11.0)%	(23.5)%
Third Quarter	$36.14	$32.32	$27.62	(10.6)%	(23.6)%
Second Quarter	$31.89	$30.55	$25.90	(4.2)%	(18.8)%
First Quarter	$33.77	$31.60	$27.54	(6.4)%	(18.4)%

Source of market prices: NYSE
(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

(2)	Calculated as of the High or Low quarterly closing sales price divided by the quarter-end net asset value.

Lowest Price or Bid				$ 41.09	$ 44.39	$ 39.1	$ 37.39	$ 37.66	$ 32.47	$ 29.65	$ 27.62	$ 25.9	$ 27.54
Highest Price or Bid				50.61	51.16	50.49	42.63	43.65	37.54	34.5	32.32	30.55	31.6
Highest Price or Bid, NAV	[9]			$ 49.7	$ 55.17	$ 55.82	$ 47.97	$ 44.39	$ 40.64	$ 38.75	$ 36.14	$ 31.89	$ 33.77
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			1.80%	(7.30%)	(9.50%)	(11.10%)	(1.70%)	(7.60%)	(11.00%)	(10.60%)	(4.20%)	(6.40%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			(17.30%)	(19.50%)	(30.00%)	(22.10%)	(15.20%)	(20.10%)	(23.50%)	(23.60%)	(18.80%)	(18.40%)
Share Price																$ 47.47
NAV Per Share																$ 50.54
Latest Premium (Discount) to NAV [Percent]			6.05%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
Common Stock
The Fund’s charter (the “Charter”) authorizes the issuance of 100,000,000 shares of capital stock, of which 98,051,421 are classified as shares of Common Stock. As of June 30, 2025, we had 18,190,226 shares of Common Stock outstanding. All shares of Common Stock have equal rights with respect to the payment of dividends and the distribution of assets upon liquidation. Common Stock will, when issued, be fully paid and nonassessable, and will have no preemptive or conversion rights or rights to cumulative voting, which means that the holders of more than 50% of the shares entitled to vote in the election of directors (which includes our Common Stock and our outstanding shares of Preferred Stock, voting together as a single class), can elect 100% of the directors (other than the Preferred Directors (as defined below)) then nominated for election if they choose to do so and, in such event, the holders of the remaining shares of Common Stock will not be able to elect any directors.
The Board of Directors, without a stockholder vote, may amend the Charter to increase or decrease the aggregate number of shares of Common Stock authorized and can reclassify any authorized but unissued shares.
The Common Stock is listed on the NYSE under the trading or “ticker” symbol “EMO.” The Fund intends to hold annual meetings of stockholders so long as the Common Stock is listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund must continue to meet the NYSE requirements in order for the Common Stock to remain listed.
Unlike
open-end
funds,
closed-end
funds, like the Fund, do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional shares of Common Stock or sell shares of Common Stock already held, the stockholder may do so by trading on the NYSE through a broker or otherwise. Shares of closed-end
funds may frequently trade on an exchange at prices lower than net asset value. The market value of the Common Stock may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such Common Stock in the market, general market and economic conditions, and other factors beyond the control of the Fund. The Fund cannot assure you that shares of our Common Stock will trade at a price equal to or higher than net asset value in the future. The Common Stock is designed primarily for long-term investors, and investors in Common Stock should not view the Fund as a vehicle for trading purposes. See “Repurchase of Common Stock.”
Each outstanding share of Common Stock entitles the holder to one vote on all matters submitted to a vote of Common Stockholders, including the election of directors. Except as provided with respect to any other class or series of shares, including the Preferred Stock, the Common Stockholders will possess the exclusive voting power. Each director elected by the holders of Common Stock and Preferred Stock voting together as a single class shall be elected by a majority of the votes entitled to be cast in the election of directors. There is no cumulative voting in the election of directors.
Preferred Stock
The Charter provides that the Board of Directors may classify and issue Preferred Stock with the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms and conditions of redemption as determined by the Board of Directors, by action of Board of Directors without the approval of the Common Stockholders. The Fund may reclassify and issue any authorized by unissued shares of capital stock as shares of Preferred Stock. Common Stockholders have no preemptive right to purchase any Preferred Stock that might be issued.
The Fund may elect to issue additional shares of Preferred Stock as part of its leverage strategy. The Fund currently has the right to issue Preferred Stock to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Stock plus the principal amount of any outstanding leverage consisting of debt to 50% of the value of the Fund’s total assets less liabilities and indebtedness of the Fund (other than leverage consisting of Preferred Stock). Although the terms of any Preferred Stock, including dividend rate, liquidation preference and redemption provisions, will be set forth in a statement of preferences classifying and designating such Preferred Stock, the Fund believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Stock may be similar to those stated below.
As of May 31, 2025, the Fund had 2,640,012 shares of MRPS outstanding with an aggregate liquidation value of $92,400,420. Each share of MRPS has a liquidation preference of $35. These MRPS consist of eight series: 200,001 shares of Series J MRPS with a term redemption date of July 23, 2026, 485,719 shares of Series L MRPS with a term redemption date of November 17, 2032, 314,286 shares of Series M MRPS with a term redemption date of November 17, 2029, 234,286 shares of Series P MRPS with a term redemption date of June 11, 2027, 428,572 shares of Series Q MRPS with a term redemption date of November 17, 2029, and 285,715 shares of Series R MRPS with a term redemption date of November 17, 2032. Pursuant to their terms, the Series N MRPS and the Series O MRPS were redeemed in full on June 11, 2025, and such shares were automatically reclassified as authorized but unissued shares of Common Stock.
As of May 31, 2025, our total leverage (including Borrowings and Preferred Stock) represented 25% of our Managed Assets. Assuming that our leverage levels are as described above, our average annual cost of leverage would be 1.77% of net assets attributable to common shares. As of May 31, 2025, the blended interest on our senior secured notes was 3.96%. As of May 31, 2025, the blended rate on our MRPS was 5.94%. Income generated by our portfolio as of May 31, 2025 must exceed 1.28% in order to cover such leverage costs. These numbers are merely estimates used for illustration; actual dividend or interest rates on the leverage instruments will vary frequently and may be significantly higher or lower than the rate estimated above.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of MRPS will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share of Preferred Stock plus accrued and unpaid dividends, whether or not earned or declared but without interest, before any distribution of assets is made to Common Stockholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of MRPS will not be entitled to any further participation in any distribution of assets by the Fund.
Voting Rights
The 1940 Act requires that the holders of any MRPS, voting separately as a single class, have the right to elect at least two directors at all times (the “Preferred Directors”). The remaining directors will be elected by holders of Common Stock and MRPS, voting together as a single class. Eileen Kamerick and Hillary Sale were designated by the Board of Directors as the Preferred Directors of the Fund with respect to the MRPS, effective March 26, 2015, and December 19, 2024, respectively. Holders of the MRPS, and not Common Stockholders, will be entitled to vote on the election of each Preferred Director at the scheduled stockholder meeting at which such Preferred Director’s term expires. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Stock have the right to elect a majority of the directors of the Fund at any time that two years of dividends on any Preferred Stock are unpaid. The 1940 Act also requires that, in addition to any approval by the stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Stock, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Stock and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end
investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded. Except as otherwise indicated in this Prospectus and except as otherwise required by applicable law or the charter, holders of MRPS will have equal voting rights with Common Stockholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Stockholders as a single class.
The affirmative vote of the holders of a majority of the outstanding MRPS, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of MRPS so as to affect materially and adversely such preferences, rights or powers, or to issue Preferred Stock that ranks equally or senior to the MRPS, as well as in certain other situations. The class vote of holders of MRPS described above will in each case be in addition to any other vote required to authorize the action in question.
Redemption, Purchase and Sale of Preferred Stock by the Fund
The terms of any additional Preferred Stock we may issue are expected to provide that: (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share; (ii) the Fund may tender for or purchase Preferred Stock; and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Stock by the Fund will reduce any leverage applicable to the Common Stock, while any resale of shares by the Fund will increase that leverage. A 1%
non-deductible
excise tax is generally imposed at the Fund level on the aggregate fair market value of Preferred Stock redeemed or repurchased by the Fund during a taxable year, subject to certain adjustments.
The discussion above describes the possible offering of Preferred Stock by the Fund. If the Board of Directors determines to proceed with such an offering, the terms of the Preferred Stock may be the same as, or different from, the terms described above, subject to applicable law and the Fund’s Charter. The Board of Directors, without the approval of the Common Stockholders, may authorize an offering of Preferred Stock or may determine not to authorize such an offering, and may fix the terms of the Preferred Stock to be offered. Notwithstanding the foregoing, the affirmative vote of a majority of the votes entitled to be cast by the outstanding MRPS, voting together as a single class, will be required in connection with the issuance of any shares of capital stock ranking senior to the MRPS with respect to the payment of dividends, the making of redemptions, liquidation preference or the distribution of assets of the Fund.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. An investment in the Common Stock represents an indirect investment in the energy midstream entities and other investments owned by the Fund, most of which could be purchased directly. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your securities may be worth less than your original investment. We are primarily a long-term investment vehicle and should not be used for short-term trading.

Energy Sector Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Energy Sector Risks
MLPs and midstream entities operating in the energy sector are subject to many operating risks, including: equipment failure causing outages; structural, maintenance, impairment and safety problems; transmission or transportation constraints, inoperability or inefficiencies; dependence on a specified fuel source; changes in electricity and fuel usage; availability of competitively priced alternative energy sources; changes in generation efficiency and market heat rates; lack of sufficient capital to maintain facilities; significant capital expenditures to keep older assets operating efficiently; seasonality; changes in supply and demand for energy; catastrophic and/or weather-related events such as spills, leaks, well blowouts, uncontrollable flows, ruptures, fires, explosions, floods, earthquakes, hurricanes, discharges of toxic gases and similar occurrences; storage, handling, disposal and decommissioning costs; and environmental compliance. Breakdown or failure of an energy company’s assets may prevent it from performing under applicable sales agreements, which in certain situations could result in termination of the agreement or incurring a liability for liquidated damages. As a result of the above risks and other potential hazards associated with energy companies, certain companies may become exposed to significant liabilities for which they may not have adequate insurance coverage. Any of the aforementioned risks could have a material adverse effect on the business, financial condition, results of operations and cash flows of energy companies.
Because the Fund invests, under normal market conditions, at least 80% of its Managed Assets in energy midstream entities including entities structured as both partnerships and corporations, concentration in the energy sector may present more risks than if the Fund were broadly diversified over numerous sectors of the economy. A downturn in the energy sector of the economy, adverse political, legislative or regulatory developments, material declines in energy-related commodity prices (such as those experienced over the last few years) or other events could have a larger impact on the Fund than on an investment company that does not concentrate in the sector. At times, the performance of securities of companies in the sector may lag the performance of other sectors or the broader market as a whole. In addition, there are several specific risks associated with investments in the energy sector, including the following:
Regulatory Risk
. The energy sector is highly regulated. MLPs and other entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. For example, a particular by-product or
process, including hydraulic fracturing, may be declared hazardous—sometimes retroactively—by a regulatory agency and unexpectedly increase production costs or limit ability to develop some reserves. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of MLPs and midstream entities.
Specifically, the operations of wells, gathering systems, pipelines, refineries and other facilities are subject to stringent and complex federal, state and local environmental laws and regulations. These include, for example:

•	the federal Clean Air Act and comparable state laws and regulations that impose obligations related to air emissions;

•	the federal Clean Water Act and comparable state laws and regulations that impose obligations related to discharges of pollutants into regulated bodies of water;

•	RCRA and comparable state laws and regulations that impose requirements for the handling and disposal of waste from facilities; and

•
CERCLA, also known as “Superfund,” and comparable state laws and regulations that regulate the cleanup of hazardous substances that may have been released at properties currently or previously owned or operated by MLPs or at locations to which they have sent waste for disposal.

Failure to comply with these laws and regulations may trigger a variety of administrative, civil and criminal enforcement measures, including the assessment of monetary penalties, the imposition of remedial requirements, and the issuance of orders enjoining future operations. Certain environmental statutes, including RCRA, CERCLA, the federal Oil Pollution Act and analogous state laws and regulations, impose strict, joint and several liability for costs required to clean up and restore sites where hazardous substances have been disposed of or otherwise released. Moreover, it is not uncommon for neighboring landowners and other third parties to file claims for personal injury and property damage allegedly caused by the release of hazardous substances or other waste products into the environment.
There is an inherent risk that entities may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. For example, an accidental release from wells or gathering pipelines could subject them to substantial liabilities for environmental cleanup and restoration costs, claims made by neighboring landowners and other third parties for personal injury and property damage, and fines or penalties for related violations of environmental laws or regulations. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of entities or limit their ability to develop some reserves. For example, hydraulic fracturing, a technique used in the completion of certain oil and gas wells, has become a subject of increasing regulatory scrutiny and may be subject in the future to more stringent, and more costly to comply with, requirements. Similarly, the implementation of more stringent environmental requirements could significantly increase the cost of any remediation that may become necessary. Entities may not be able to recover these costs from insurance.
Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product of
burning fossil fuels, and methane, the major constituent of natural gas, which many scientists and policymakers believe contribute to global climate change. These measures and future measures could result in increased costs to certain companies in which the Fund may invest to operate and maintain facilities and administer and manage a greenhouse gas emissions program and may reduce demand for fuels that generate greenhouse gases and that are managed or produced by companies in which the Fund may invest.
Federal, state and local governments may enact laws, and federal, state and local agencies (such as the Environmental Protection Agency) may promulgate rules or regulations, that prohibit or significantly regulate the operation of energy assets. For instance, in the wake of a Supreme Court decision holding that the EPA has some legal authority to deal with climate change under the Clean Air Act, the EPA and the Department of Transportation jointly wrote regulations to cut gasoline use and control greenhouse gas emissions from cars and trucks. The EPA has also taken action to require certain entities to measure and report greenhouse gas emissions and certain facilities may be required to control emissions of greenhouse gases pursuant to EPA air permitting and other regulatory programs. These measures, and other programs addressing greenhouse gas emissions, could reduce demand for energy or raise prices, which may adversely affect the total return of certain of the Fund’s investments.
Commodity Price Risk
. MLPs and midstream entities operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, crude oil and coal, in the short-and
long-term. Fluctuations in energy commodity prices would impact directly companies that own such energy commodities and could impact indirectly companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities. Fluctuations in energy commodity prices can result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries); market conditions; weather patterns; domestic production levels; volume of imports; energy conservation; domestic and foreign governmental regulation; international politics; policies of OPEC; taxation; tariffs; and the availability and costs of local, intrastate and interstate transportation methods. The energy sector as a whole may also be impacted by the perception that the performance of energy sector companies is directly linked to commodity prices. High commodity prices may drive further energy conservation efforts, and a slowing economy may adversely impact energy consumption, which may adversely affect the performance of MLPs and midstream entities operating in the energy sector. Recent economic and market events have fueled concerns regarding potential liquidations of commodity futures and options positions.
Depletion Risk.
 Entities engaged in the exploration, development, management or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy commodities, exploration of new sources of energy commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies. If such companies fail to acquire additional reserves in a cost-effective manner and at a rate at least equal to the rate at which their existing reserves decline, their financial performance may suffer. Additionally, failure to replenish reserves could reduce the amount and affect the tax characterization of the distributions paid by such companies.
Supply and Demand Risk
. Entities operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities. The volume of production of energy commodities and the volume of energy commodities available for transportation, storage, processing or distribution could be affected by a variety of factors, including depletion of resources; depressed commodity prices; catastrophic events; labor relations; increased environmental or other governmental regulation; equipment malfunctions and maintenance difficulties; import volumes; international politics, policies of OPEC; and increased competition from alternative energy sources. Alternatively, a decline in demand for energy commodities could result from factors such as adverse economic conditions (especially in key energy-consuming countries); increased taxation; increased environmental or other governmental regulation; increased fuel economy; increased energy conservation or use of alternative energy sources; legislation intended to promote the use of alternative energy sources; or increased commodity prices.
Acquisition Risk
. MLP and midstream entity investments owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders. The ability of such MLPs and midstream entities to make future acquisitions is dependent on their ability to identify suitable targets, negotiate favorable purchase contracts, obtain acceptable financing and outbid competing potential acquirers. To the extent that such MLPs and midstream entities are unable to make future acquisitions, or such future acquisitions fail to increase the adjusted operating surplus per unit, their growth and ability to make distributions to unit holders will be limited. There are risks inherent in any acquisition, including erroneous assumptions regarding revenues, acquisition expenses, operating expenses, cost savings and synergies; assumption of liabilities; indemnification; customer losses; key employee defections; distraction from other business operations; and unanticipated difficulties in operating or integrating new product areas and geographic regions.
Weather Risks
. Weather plays a role in the seasonality of some entities’ cash flows. Entities in the propane industry, for example, rely on the winter season to generate almost all of their earnings. In an unusually warm winter season, propane MLPs experience decreased demand for their product. Although most entities can reasonably predict seasonal weather demand based on normal weather patterns, extreme weather conditions, such as the hurricanes that severely damaged cities along the U.S. Gulf Coast in recent years, demonstrate that no amount of preparation can protect an entity from the unpredictability of the weather or possible climate change. The damage done by extreme weather also may serve to increase many entities’ insurance premiums and could adversely affect such companies’ financial condition and ability to pay distributions to stockholders.
Cyclical Industry Risk
. The energy industry is cyclical and from time to time may experience a shortage of drilling rigs, equipment, supplies, or qualified personnel, or due to significant demand, such services may not be available on commercially reasonable terms. An entity’s ability to successfully and timely complete capital improvements to existing or other capital projects is contingent upon many variables. Should any such efforts be unsuccessful, an entity could be subject to additional costs and/or the write-off of
its investment in the project or improvement. The marketability of oil and gas production depends in large part on the availability, proximity and capacity of pipeline systems owned by third parties. Oil and gas properties are subject to royalty interests, liens and other burdens, encumbrances, easements or restrictions, all of which could impact the production of a particular entity. Oil and gas entities operate in a highly competitive and cyclical industry, with intense price competition. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.
Catastrophic Event Risk
. MLPs and midstream entities operating in the energy sector are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. These dangers include leaks, fires, explosions, damage to facilities and equipment resulting from natural disasters, inadvertent damage to facilities and equipment (such as those suffered by BP’s Deepwater Horizon drilling platform in 2010 or spills by various onshore oil pipelines) and terrorist acts. Since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks. These dangers give rise to risks of substantial losses as a result of loss or destruction of commodity reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss of life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of MLPs and midstream entities operating in the energy sector. MLPs and midstream entities operating in the energy sector may not be fully insured against all risks inherent in their business operations and therefore accidents and catastrophic events could adversely affect such companies’ financial condition and ability to pay distributions to stockholders. It is expected that increased governmental regulation will mitigate such catastrophic risk, such as the recent oil spills referred to above, which could increase insurance premiums and other operating costs for MLPs and midstream entities.

Industry Specific Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry Specific Risks
MLPs and other entities operating in the energy sector are also subject to risks that are specific to the industry they serve.
Pipelines
. Pipeline companies are subject to (i) the demand for natural gas, natural gas liquids, crude oil or refined products in the markets they serve, (ii) changes in the availability of products for gathering, transportation, processing or sale due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities, (iii) sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities, and (iv) environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors. Companies that own interstate pipelines that transport natural gas, natural gas liquids, crude oil or refined petroleum products are subject to regulation by the Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such companies could have a material adverse effect on their business, financial condition, results of operations and cash flows and their ability to pay cash distributions or dividends.
FERC also issued a policy statement that provides accounting and ratemaking guidance for treatment of accumulated deferred income tax (“ADIT”) for all FERC-jurisdictional public utilities, natural gas pipelines, and oil pipelines, as FERC found the tax rate reduction would also result in a reduction in ADIT liabilities and ADIT assets on the books of rate-regulated companies. The companies in the energy and infrastructure sector that own the affected natural gas, oil or refined products pipelines could experience a material reduction in revenues and cash flows, which may in turn materially adversely affect their financial condition. FERC may enact other regulations or issue further requests to pipelines that may lead to lower rates.
Gathering and processing
. Gathering and processing companies are subject to natural declines in the production of oil and natural gas fields, which utilize their gathering and processing facilities as a way to market their production, prolonged declines in the price of natural gas or crude oil, which curtails drilling activity and therefore production, and declines in the prices of natural gas liquids and refined petroleum products, which cause lower processing margins. In addition, some gathering and processing contracts subject the gathering or processing company to direct commodities price risk.
Midstream
. MLPs and midstream entities that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.
Exploration and production
. Exploration, development and production companies are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Reductions in prices for crude oil and natural gas can cause a given reservoir to become uneconomic for continued production earlier than it would if prices were higher, resulting in the plugging and abandonment of, and cessation of production from, that reservoir. In addition, lower commodity prices not only reduce revenues but also can result in substantial downward adjustments in reserve estimates. The accuracy of any reserve estimate is a function of the quality of available data, the accuracy of assumptions regarding future commodity prices and future exploration and development costs and engineering and geological interpretations and judgments. Different reserve engineers may make different estimates of reserve quantities and related revenue based on the same data. Actual oil and gas prices, development expenditures and operating expenses will vary from those assumed in reserve estimates, and these variances may be significant. Any significant variance from the assumptions used could result in the actual quantity of reserves and future net cash flow being materially different from those estimated in reserve reports. In addition, results of drilling, testing and production and changes in prices after the date of reserve estimates may result in downward revisions to such estimates. Substantial downward adjustments in reserve estimates could have a material adverse effect on a given exploration and production company’s financial position and results of operations. In addition, due to natural declines in reserves and production, exploration and production companies must economically find or acquire and develop additional reserves in order to maintain and grow their revenues and distributions.
Propane
. Propane MLPs are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.
Coal
. MLPs and other entities with coal assets are subject to supply and demand fluctuations in the markets they serve, which may be impacted by a wide range of factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, mining accidents or catastrophic events, health claims and economic conditions, among others. It has become increasingly difficult to obtain and maintain the permits necessary to mine coal. Further, such permits, if obtained, have increasingly contained more stringent, and more difficult and costly to comply with, provisions relating to environmental protection.
Marine shipping
. Marine shipping (or “tanker” companies) are exposed to many of the same risks as other energy companies. In addition, the highly cyclical nature of the tanker industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the earnings of tanker companies in our portfolio. Fluctuations in charter rates and vessel values result from changes in the supply and demand for tanker capacity and changes in the supply and demand for oil and oil products. Historically, the tanker markets have been volatile because many conditions and factors can affect the supply and demand for tanker capacity. Changes in demand for transportation of oil over longer distances and supply of tankers to carry that oil may materially affect revenues, profitability and cash flows of tanker companies. The successful operation of vessels in the charter market depends upon, among other things, obtaining profitable spot charters and minimizing time spent waiting for charters and traveling unladen to pick up cargo. The value of tanker vessels may fluctuate and could adversely affect the value of tanker company securities in our portfolio. Declining tanker values could affect the ability of tanker companies to raise cash by limiting their ability to refinance their vessels, thereby adversely impacting tanker company liquidity. Tanker company vessels are at risk of damage or loss because of events such as mechanical failure, collision, human error, war, terrorism, piracy, cargo loss and bad weather. Tanker vessels are also subject to international environmental regulations, including increasingly stringent engine efficiency and ballast water exchange requirements, and older vessels that have not been retrofitted may be limited in the ports they can access. In addition, changing economic, regulatory and political conditions in some countries, including political and military conflicts, have from time to time resulted in attacks on vessels, mining of waterways, piracy, terrorism, labor strikes, boycotts and government requisitioning of vessels. These sorts of events could interfere with shipping lanes and result in market disruptions and a significant loss of tanker company earnings.

Energy and Energy Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Energy and Energy Infrastructure Sector Risk
The Fund is subject to the risk of focusing investments in the energy sector, which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. A downturn in the energy sector of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy sector of the economy may lag the performance of other sectors or the broader market as a whole. The profitability of companies in the energy infrastructure sector is related to worldwide energy prices and costs related to energy production. The energy sector is cyclical and highly dependent on commodity prices. Energy-related companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas). Companies in the energy infrastructure sector may be adversely affected by natural disasters or other catastrophes. These companies may be at risk for environmental damage claims and other types of litigation. Companies in the energy infrastructure sector also may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the energy infrastructure sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Risks of Investing in MLP Units [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in MLP Units
An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Holders of MLP units have the rights typically afforded to limited partners in a limited partnership. As compared to common stockholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Additionally, conflicts of interest may exist among common unit holders, subordinated unit holders and the general partner or managing member of an MLP; for example, a conflict may arise as a result of incentive distribution payments, and the general partner does not generally have any duty to the limited partners beyond a “good faith” standard. For example, over the last few years there have been several “simplification” transactions in which the incentive distribution rights were eliminated by either (i) a purchase of the outstanding MLP units by the general partner or (ii) by the purchase of the incentive distribution rights by the MLP. These simplification transactions present a conflict of interest between the general partner and the MLP and may be structured in a way that is unfavorable to the MLP. There are also certain tax risks associated with an investment in MLP units (described below).

Tax Risks of Investing in Equity Securities of MLPs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks of Investing in Equity Securities of MLPs
Much of the benefit the Fund derives from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for United States federal income tax purposes. Partnerships do not pay United States federal income tax at the partnership level. Rather, each partner of a partnership, in computing its United

States federal income tax liability, will include its allocable share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, a change in the business of a given MLP, or a change in the types of income earned by a given MLP, could result in an MLP being treated as a corporation for United States federal income tax purposes, which would result in such MLP being required to pay United States federal income tax on its taxable income. The classification of an MLP as a corporation for United States federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. Thus, if any of the MLPs owned by the Fund were treated as corporations for United States federal income tax purposes, the after-tax return
to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a substantial decline in the value of the Common Stock.
The Fund is treated as a regular corporation, or a “C” corporation, for United States federal income tax purposes and, as a result, unlike most investment companies, is subject to corporate income tax to the extent the Fund recognizes positive returns. Any taxes paid by the Fund reduce the amount available to pay distributions to Common Stockholders, and therefore investors in the Fund will likely receive lower distributions than if they invested directly in MLPs.
To the extent that the Fund invests in the equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund is required to include in its taxable income the Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. Historically, MLPs have been able to offset a significant portion of their income with tax deductions. The Fund incurs a current tax liability on its allocable share of an MLP’s income and gains that are not offset by the MLP’s tax deductions, losses and credits, or its net operating loss carryovers, if any. The portion, if any, of a distribution received by the Fund from an MLP that is offset by the MLP’s tax deductions, losses or credits is treated as a return of capital. However, those distributions reduce the Fund’s adjusted tax basis in the equity securities of the MLP, which results in an increase in the amount of gain (or decrease in the amount of loss) that is recognized by the Fund for United States federal income tax purposes upon the sale of any such equity securities or upon subsequent distributions in respect of such equity securities. The percentage of an MLP’s income and gains that are offset by tax deductions, losses and credits will fluctuate over time for various reasons. A significant slowdown in acquisition activity or capital spending by MLPs held in the Fund’s portfolio could result in a reduction of accelerated depreciation generated by new acquisitions, which may result in increased current tax liability for the Fund.
The Fund accrues deferred income taxes for its future tax liability associated with the difference between the Fund’s tax basis in an MLP security and the fair market value of the MLP security. Upon the Fund’s sale of an MLP security, the Fund will be liable for previously deferred taxes on taxable realized gains from such sale. The Fund relies to some extent on information provided by MLPs, which may not necessarily be timely, to estimate its deferred tax liability for purposes of financial statement reporting and determining its net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability as new information becomes available.
A corporation’s earnings and profits are generally calculated by making certain adjustments to the corporation’s reported taxable income. However, because of the Fund’s investment in equity securities of MLPs, its earnings and profits may be calculated using accounting methods that are different from those used for calculating taxable income. Due to these differences, the Fund may make distributions out of its current or accumulated earnings and profits, which will be treated as dividends, that are in excess of its taxable income.
In addition, changes in tax laws or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLP investments in which the Fund invests.

The Fund's Ability to Use Loss Carryovers May Be Limited [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s Ability to Use Loss Carryovers May Be Limited
Under the Code, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change net
operating loss and capital loss carryovers to offset its post-change income and taxes may be limited. In general, an “ownership change” occurs if there is a cumulative change in the Fund’s ownership by “5% stockholders” that exceeds 50 percentage points over a rolling three-year period. Any such limitations on the Fund’s ability to use its net operating loss and capital loss carryovers could adversely impact the Fund’s business, financial condition, results of operations and cash flows. In addition, any such limitations may result in the expiration of all or a portion of the Fund’s net operating loss and capital loss carryovers before they are utilized.

Lack of Diversification of Customers and Suppliers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Diversification of Customers and Suppliers
Certain MLPs and midstream entities in which the Fund invests or may invest in the future depend upon a limited number of customers for substantially all of their revenue. Similarly, certain MLPs and midstream entities in which the Fund invests or may invest in the future depend upon a limited number of suppliers of goods or services to continue their operations. The loss of any such customers or suppliers could materially adversely affect such MLPs’ and midstream entities’ results of operations and cash flow, and their ability to make distributions to unit holders, such as the Fund, would therefore be materially adversely affected.

Affiliated Party Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Affiliated Party Risk
Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the Fund, would be adversely affected.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
A substantial percentage of the Fund’s assets are invested in equity securities, including MLP common units, MLP subordinated units, MLP preferred units, equity securities of MLP affiliates, including I-Shares, and
common stocks of other issuers. Equity risk is the risk that MLP units or other equity securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds. The price of an equity security of an issuer may be particularly sensitive to general movements in the stock market, or a drop in the stock market may depress the price of most or all of the equity securities held by the Fund. In addition, MLP units or other equity securities held by the Fund may decline in price if the issuer fails to make anticipated distributions or dividend payments because, among other reasons, the issuer experiences a decline in its financial condition. In general, the equity securities of MLPs that are publicly traded partnerships tend to be less liquid than the equity securities of corporations, which means that the Fund could have difficulty selling such securities at the time it would prefer and at a price it believes would reflect the value of the security.
MLP subordinated units typically are convertible to MLP common units at a one-to-one ratio.
The price of MLP subordinated units is typically tied to the price of the corresponding MLP common unit, less a discount. The size of the discount depends upon a variety of factors, including the likelihood of conversion, the length of time remaining until conversion and the size of the block of subordinated units being purchased or sold.
I-Shares represent
an indirect investment in
MLP I-units. Prices
and volatilities
of I-Shares tend
to correlate to the price of common units. Holders
of I-Shares are
subject to the same risks as holders of MLP common units. In addition, I-Shares may
trade less frequently, particularly those of issuers with smaller capitalizations. Given their potential for limited trading volume, I-Shares may
display volatile or erratic price movements. In
addition, I-Shares often
may be subordinated in terms of liquidation rights to MLP common units.
If the Fund invests in equity securities of other open-
or closed-end investment
companies, including exchange-traded funds, the Fund will bear its ratable share of that investment company’s expenses, and Common Stockholders would remain subject to payment of the Fund’s investment management fees with respect to the assets so invested. Common Stockholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Stock and distributions on the Common Stock can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to stockholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Although the equity securities in which the Fund invests generally trade on major stock exchanges, certain securities owned by the Fund may trade less frequently, particularly those of MLPs, midstream entities and other issuers with smaller capitalizations. Securities with limited trading volumes may display volatile or erratic price movements. Also, the Fund may be one of the largest investors in certain sub-sectors of
the energy or natural resource sectors. Thus, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by the Fund in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when ClearBridge believe it is desirable to do so. If these securities are private securities, they are more difficult to value, and market quotations may not accurately reflect the value of such securities. Investment of our capital in securities that are less actively traded or over time experience decreased trading volume may restrict our ability to take advantage of other market opportunities.

Natural Resources Sector Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Natural Resources Sector Risks
The natural resources sector includes companies principally engaged in owning or developing non-energy natural
resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies. The Fund’s investments in MLPs and midstream entities operating in the natural resources sector will be subject to the risk that prices of these securities may fluctuate widely in response to the level and volatility of commodity prices; exchange rates; import controls; domestic and global competition; environmental regulation and liability for environmental damage; mandated expenditures for safety or pollution control; the success of exploration projects; depletion of resources; tax policies; and other governmental regulation. Investments in the natural resources sector can be significantly affected by changes in the supply of or demand for various natural resources. The value of investments in the natural resources sector may be adversely affected by a change in inflation.

Small Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small Capitalization Risk
The Fund may invest in securities of MLPs, midstream entities and other issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major benchmark indexes, which presents unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs and midstream entities with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. Finally, small-cap
securities may

not be widely followed by the investment community, which may result in reduced demand. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition Risk
A number of alternatives available to the Fund as vehicles for investment in a portfolio of energy MLPs, midstream entities and their affiliates currently exist, including other publicly traded investment companies, structured notes and private funds. These competitive conditions may adversely impact our ability to meet our investment objective, which in turn could adversely impact our ability to make distributions.

Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted Securities Risk
The Fund may invest up to 30% of its Managed Assets in unregistered or otherwise restricted securities. The term “restricted securities” refers to securities that are unregistered, held by control persons of the issuer or are subject to contractual restrictions on their resale. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Such securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter
markets. Contractual restrictions on the resale of securities result from negotiations between the issuer and purchaser of such securities and therefore vary substantially in length and scope. To dispose of a restricted security that the Fund has a contractual right to sell, the Fund may first be required to cause the security to be registered. A considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell, during which time the Fund would bear market risks. The difficulties and delays associated with selling restricted securities could result in our inability to realize a favorable price upon disposition of such securities, and at times might make disposition of such securities impossible.

Cash Flow Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cash Flow Risk
The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in equity securities of MLPs and midstream entities. The amount and tax characterization of cash available for distribution by an MLP or midstream entity depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs and midstream entities will vary widely from quarter to quarter and is affected by various factors affecting the entity’s operations and the energy industry at large. Large declines in commodity prices (such as those experienced from mid-2014
to early 2016) can result in material declines in cash flow from operations. Further, covenants in debt instruments issued by MLPs and midstream entities in which the Fund intends to invest may restrict distributions to equity holders or, in certain circumstances, may not allow distributions to be made to equity holders. Finally, the acquisition of an MLP or midstream entity by an acquiror with a lower yield could result in lower distributions to the equity holders of the acquired MLP or midstream entity. These kind of transactions have become more prevalent in recent years. To the extent MLPs and midstream entities that the Fund owns reduce their distributions to equity holders, this will result in reduced levels of net distributable income and can cause the Fund to reduce its distributions. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP or midstream entity has available for distribution in a given period.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain fund investments as well as fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance
or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund’s investments.
The long-term impact of the
COVID-19
pandemic and its subsequent variants on economies, markets, industries and individual issuers is not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the
COVID-19
pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund’s assets may go down.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment. To the extent the Fund invests in private securities, market prices generally are unavailable for such investments, including MLP subordinated units, direct ownership of general partner or managing member interests and restricted or unregistered securities of certain MLPs, midstream entities and private companies. The values of such securities will ordinarily be determined by fair valuations determined by the Board of Directors or its designee in accordance with procedures governing the valuation of portfolio securities adopted by the Board of Directors. Proper valuation of such securities may require more reliance on the judgment of ClearBridge than valuation of securities for which an active trading market exists. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes in the financial statements of the Fund reflect (i) taxes on unrealized gains/losses, which are attributable to the temporary difference between fair market value and the cost basis of the Fund’s assets for financial reporting purposes, (ii) the net tax effects of temporary differences between the carrying amount and the cost basis of such assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and, as applicable, (iii) the net tax benefit of accumulated net operating losses, capital losses and tax credit carryovers. To the extent the Fund has a deferred tax asset, consideration is given as to whether or not a valuation allowance is required. The need to establish a valuation allowance for deferred tax assets is assessed periodically by the Fund based on the criterion established by Financial Accounting Standards Board Codification Topic 740, Income Taxes (formerly Statement of Financial Accounting Standards No. 109) that it is more likely than not that some portion or all of the deferred tax asset will not be realized. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on future allocations of taxable income and future cash distributions from the Fund’s MLP holdings), the duration of statutory carryover periods and the associated risk that net operating loss, capital loss and tax credit carryovers may expire unused.
The Fund may rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated deferred tax asset or liability. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund modifies its estimates or assumptions regarding the deferred tax asset or liability.
Deferred tax assets may constitute a relatively high percentage of the Fund’s net asset value. A capital loss carryover may constitute a material deferred tax asset and also has a five-year expiration. Any valuation allowance required against deferred tax assets, such as a capital loss carryover, or future adjustments to a valuation allowance could have a material impact on the Fund’s net asset value and results of operations in the period the valuation allowance is recorded or adjusted.

Royalty Trust Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Royalty Trust Risk
Royalty trusts are exposed to many of the same risks as other MLPs. In addition, the value of the equity securities of the royalty trusts in which the Fund invests may fluctuate in accordance with changes in the financial condition of those royalty trusts, the condition of equity markets generally, commodity prices, and other factors. Distributions on royalty trusts in which the Fund may invest will depend upon the declaration of distributions from the constituent royalty trusts, but there can be no assurance that those royalty trusts will pay distributions on their securities. Typically royalty trusts own the rights to royalties on the production and sales of a natural resource, including oil, gas, minerals and timber As these deplete, production and cash flows steadily decline, which may decrease distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.
In many circumstances, the royalty trusts in which the Fund may invest may have limited operating histories. The value of royalty trust securities in which the Fund invests are influenced by factors that are not within the Fund’s control, including the financial performance of the respective issuers, interest rates, exchange rates and commodity prices (which will vary and are determined by supply and demand factors including weather and general economic and political conditions), the hedging policies employed by such issuers, issues relating to the regulation of the energy industry and operational risks relating to the energy industry.

Market Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value Risk
Shares of
closed-end
investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be a greater risk to investors expecting to sell their Common Stock in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the Common Stock will depend not upon the Fund’s net asset value but upon whether the market price of the Common Stock at the time of sale is above or below the investor’s purchase price for the Common Stock.
Because the market price of the Common Stock will be determined by factors such as relative supply of and demand for the Common Stock in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Stock will trade at, above or below net asset value or at, above or below the initial public offering price. The Common Stock is designed primarily for long term investors and you should not view the Fund as a vehicle for trading purposes.

Below Investment Grade (High Yield or Junk Bond) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade (High Yield or Junk Bond) Securities Risk
The Fund may invest up to 20% of its Managed Assets in fixed income securities of below investment grade quality. High yield debt securities are generally subject to greater credit risks than higher-grade debt securities, including the risk of default on the payment of interest or principal. High yield debt securities are considered speculative, typically have lower liquidity and are more difficult to value than higher grade bonds. High yield debt securities tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Foreign Investment and Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment and Emerging Markets Risk
A fund that invests in foreign
(non-U.S.)
securities may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Investments in foreign securities (including those denominated in U.S. dollars) are subject to economic and political developments in the countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country. Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, the Fund’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to
non-U.S.
withholding taxes, and special U.S. tax considerations may apply.
The risks of foreign investment are greater for investments in emerging markets. The Fund considers a country to be an emerging market country if, at the time of investment, it is represented in the J.P. Morgan Emerging Markets Bond Index Global or categorized by the World Bank in its annual categorization as middle- or low-income.
Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, that require governmental approval prior to investments by foreign persons, or that prevent foreign investors from withdrawing their money at will. An investment in emerging market securities should be considered speculative.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The Fund may be unable or may choose not to hedge its foreign currency exposure.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund may use leverage through borrowings, including loans from certain financial institutions and/or the issuance of debt securities, and through the issuance of Preferred Stock. The Fund may use leverage through borrowings in an aggregate amount of up to approximately 33 1/3% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) immediately after such borrowings. Furthermore, the Fund may use leverage through the issuance of Preferred Stock in an aggregate amount of liquidation preference attributable to the Preferred Stock combined with the aggregate amount of any borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance. The Fund had outstanding senior secured notes, a revolving credit facility with a financial institution and outstanding MRPS. Any effective leverage will create an opportunity for increased returns on the Common Stock but also create the possibility of losses if the cost of leverage exceeds the return on the Fund’s investment. The effective leverage offered by such investments could cause the Fund’s net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in them. Because the fees received by the FTFA and ClearBridge are based on the total Managed Assets of the Fund, the FTFA and ClearBridge have a financial incentive for the Fund to use financial leverage, which may create a conflict of interest between the FTFA and ClearBridge and the Common Stockholders. There is no assurance that the Fund’s strategy of investing in instruments that have the economic effect of financial leverage will be successful.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may utilize a variety of derivative instruments such as interest rate swaps, options contracts, futures contracts, forward contracts, options on futures contracts and indexed securities. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Effective August 19, 2022, the Fund began operating under Rule
18f-4
under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
Compliance with Rule
18f-4
by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales Risk
If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, which may be substantial. A fund that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the fund does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position.

Legal and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and Regulatory Risk.
Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.
In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and FTFA will continue to be eligible for such exemptions.
The U.S. Government enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, recordkeeping, and registration requirements. Although the CFTC has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, certain of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategies as a result. It is unclear how the regulatory changes will affect counterparty risk.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts; those position limits may also apply to certain other derivatives positions the Fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Investment Manager and its affiliates may be aggregated for this purpose. Therefore it is possible that the trading decisions of the Investment Manager may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Fund.
The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt rules requiring monthly public disclosure in the future. In addition, other
non-U.S.
jurisdictions where the Fund may trade have adopted reporting requirements. If the Fund’s short positions or its strategy become generally known, it could have a significant effect on ClearBridge’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by the Fund, forcing the Fund to cover its positions at a loss. Such reporting requirements also may limit the Investment Manager’s ability to access management and other personnel at certain companies where ClearBridge seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy. In addition, the SEC and other regulatory and self-regulatory authorities have implemented various rules and may adopt additional rules in the future that may impact those engaging in short selling activity. If additional rules were adopted regarding short sales, they could restrict the Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Fund may enter into transactions with counterparties that become unable or unwilling to fulfill their contractual obligations. There can be no assurance that any such counterparty will not default on its obligations to the Fund. In the event of a counterparty default, the Fund may be hindered or delayed in exercising rights against a counterparty and may experience significant losses. To the extent that the Fund enters into multiple transactions with a single or small set of counterparties, the Fund will be subject to increased counterparty risk.

Privately Held Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privately Held Company Risk
Privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, ClearBridge may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which the Fund invests.

Debt Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risks
Debt securities in which the Fund invests are subject to many of the risks described elsewhere in this section. In addition, they are subject to credit risk, interest rate risk, and, depending on their quality, other special risks. An issuer of a debt security may be unable to make interest payments and repay principal. The Fund could lose money if the issuer of a debt obligation is, or is perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of a security by rating agencies may further decrease its value. Certain debt instruments, particularly below investment grade securities or “junk bonds,” may contain call or redemption provisions which would allow the issuer thereof to prepay principal prior to the debt instrument’s stated maturity. This is known as prepayment risk. Prepayment risk is greater during a falling interest rate environment as issuers can reduce their cost of capital by refinancing higher yielding debt instruments with lower yielding debt instruments. An issuer may also elect to refinance its debt instruments with lower yielding debt instruments if the credit standing of the issuer improves. To the extent debt securities in its portfolio are called or redeemed, the Fund may be forced to reinvest in lower yielding securities. Debt securities have reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income instruments at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Common Stock price or its overall return.

Redenomination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Redenomination Risk
Continuing uncertainty as to the status of the euro and the EMU has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU- related
investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. Clearbridge and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. ClearBridge’s judgement about the attractiveness, relative value or potential appreciation of a particular sector or security may prove to be incorrect.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk
FTFA, ClearBridge and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, FTFA also manages, and ClearBridge serves as subadviser to, other closed-end
investment companies listed on the NYSE that have investment objectives and investment strategies that are substantially similar to those of the Fund. Further, FTFA and ClearBridge may at some time in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. As a result, FTFA, ClearBridge and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. FTFA, ClearBridge and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.
The portfolio managers may also engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to FTFA or ClearBridge which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. Finally, FTFA or its affiliates may provide more services to some types of funds and accounts than others.
There is no guarantee that the policies and procedures adopted by FTFA, ClearBridge and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that FTFA and/or ClearBridge may manage or advise from time to time.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year.

Government Intervention in Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Intervention in Financial Markets Risk
The instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate fixed income securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Clearbridge monitors developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk
The Fund is classified
as “non-diversified” under
the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its stockholders could be negatively impacted as a result.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
Like other funds and business enterprises, the Fund, FTFA, ClearBridge and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the Fund, FTFA, ClearBridge and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians,
transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The Fund, FTFA, and ClearBridge have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, FTFA, and/or ClearBridge. Cybersecurity incidents may result in financial losses to the Fund and its Stockholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.

Risks Related to Fund Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Fund Distributions
Distributions paid by the Fund to its Common Stockholders are derived from the interest income and additional total return from the Fund’s investments. The total return generated by the Fund’s investments can vary widely over the short term and long term.

Legal and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and Regulatory Risk
Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and derivatives markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and FTFA will continue to be eligible for such exemptions.
The U.S. Government enacted legislation that provides for new regulation of the derivatives markets, including clearing, margin, reporting, recordkeeping, and registration requirements, among others. Although the SEC and CFTC have released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, certain of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategies as a result. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular derivatives contracts; those position limits may also apply to certain other derivatives positions the Fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Manager and its affiliates may be aggregated for this purpose. Therefore it is possible that the trading decisions of the Manager may have to be modified and that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Fund. In addition, applicable position limits may affect the hedging and investment activities of participants in derivatives markets and in the markets for the assets underlying such derivatives contracts, which could reduce the liquidity and adversely affect the pricing of derivatives contracts impacted by such position limits, thereby adversely affecting the performance of the Fund.
The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt or amend rules requiring public disclosure in the future. In addition, other non-U.S. jurisdictions
where the Fund may trade have adopted reporting requirements. To the extent that the Fund takes a short position, if such short position or strategy become generally known, it could have a significant effect on the Fund’s ability to implement its investment strategy. In particular, public disclosure may increase the likelihood that other investors could cause a “short squeeze” in the securities held short by the Fund forcing the Fund to cover its positions at a loss. Such disclosure and reporting requirements also may limit the Manager’s ability to access management and other personnel at certain companies where the Fund seeks to take a short position. In addition, if other investors establish short positions in the same issuers as the Fund, the cost to the Fund of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make the Fund unable to execute its investment strategy. In addition, the SEC and other regulatory and self-regulatory authorities have implemented various rules and may adopt additional rules in the future that may impact those engaging in short selling activity. If additional rules were adopted regarding short sales, they could restrict the Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute certain investment strategies as a result.
The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the Fund to execute certain investment strategies.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and midstream entities operating in the energy sector to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of MLPs and midstream entities operating in the energy sector. Rising interest rates may also impact the price of the securities of MLPs and midstream entities operating in the energy sector as the yields on alternative investments increase. During periods of rising interest rates, the market price of such securities generally declines. Conversely, during periods of declining interest rates, the market price of fixed income securities generally rises.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Madison Avenue
Entity Address, Address Line Two		17th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
Contact Personnel Name		Jane Trust
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Voting Rights [Text Block]
Voting Rights
The 1940 Act requires that the holders of any MRPS, voting separately as a single class, have the right to elect at least two directors at all times (the “Preferred Directors”). The remaining directors will be elected by holders of Common Stock and MRPS, voting together as a single class. Eileen Kamerick and Hillary Sale were designated by the Board of Directors as the Preferred Directors of the Fund with respect to the MRPS, effective March 26, 2015, and December 19, 2024, respectively. Holders of the MRPS, and not Common Stockholders, will be entitled to vote on the election of each Preferred Director at the scheduled stockholder meeting at which such Preferred Director’s term expires. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Stock have the right to elect a majority of the directors of the Fund at any time that two years of dividends on any Preferred Stock are unpaid. The 1940 Act also requires that, in addition to any approval by the stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Stock, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Stock and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end
investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded. Except as otherwise indicated in this Prospectus and except as otherwise required by applicable law or the charter, holders of MRPS will have equal voting rights with Common Stockholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Stockholders as a single class.
The affirmative vote of the holders of a majority of the outstanding MRPS, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of MRPS so as to affect materially and adversely such preferences, rights or powers, or to issue Preferred Stock that ranks equally or senior to the MRPS, as well as in certain other situations. The class vote of holders of MRPS described above will in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of MRPS will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share of Preferred Stock plus accrued and unpaid dividends, whether or not earned or declared but without interest, before any distribution of assets is made to Common Stockholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of MRPS will not be entitled to any further participation in any distribution of assets by the Fund.

Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Security Voting Rights [Text Block]
Voting Rights
The 1940 Act requires that the holders of any MRPS, voting separately as a single class, have the right to elect at least two directors at all times (the “Preferred Directors”). The remaining directors will be elected by holders of Common Stock and MRPS, voting together as a single class. Eileen Kamerick and Hillary Sale were designated by the Board of Directors as the Preferred Directors of the Fund with respect to the MRPS, effective March 26, 2015, and December 19, 2024, respectively. Holders of the MRPS, and not Common Stockholders, will be entitled to vote on the election of each Preferred Director at the scheduled stockholder meeting at which such Preferred Director’s term expires. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Stock have the right to elect a majority of the directors of the Fund at any time that two years of dividends on any Preferred Stock are unpaid. The 1940 Act also requires that, in addition to any approval by the stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Stock, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Stock and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end
investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund’s ability to take any such actions may be impeded. Except as otherwise indicated in this Prospectus and except as otherwise required by applicable law or the charter, holders of MRPS will have equal voting rights with Common Stockholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Stockholders as a single class.
The affirmative vote of the holders of a majority of the outstanding MRPS, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of MRPS so as to affect materially and adversely such preferences, rights or powers, or to issue Preferred Stock that ranks equally or senior to the MRPS, as well as in certain other situations. The class vote of holders of MRPS described above will in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of MRPS will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share of Preferred Stock plus accrued and unpaid dividends, whether or not earned or declared but without interest, before any distribution of assets is made to Common Stockholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of MRPS will not be entitled to any further participation in any distribution of assets by the Fund.

Revolving Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 164,000,000	[11]		$ 164,000,000	$ 144,000,000	$ 111,000,000	$ 79,000,000	$ 10,000,000	$ 31,500,000	$ 96,000,000	$ 35,000,000	$ 24,000,000	$ 60,000,000
Senior Securities Coverage per Unit														$ 5,842	[11]		$ 5,869	$ 4,311	$ 4,391	$ 4,170	$ 6,094	$ 3,426	$ 3,286	$ 3,390	$ 4,093	$ 3,312
Series E Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 950,483	[11]		$ 950,483	$ 950,483	$ 950,483	$ 950,483	$ 950,483	$ 3,917,197	$ 3,917,197	$ 3,917,197	$ 3,917,197	$ 5,000,000
Senior Securities Coverage per Unit														$ 5,842	[11]		$ 5,869	$ 4,311	$ 4,391	$ 4,170	$ 6,094	$ 3,426	$ 3,286	$ 3,390	$ 4,093	$ 3,312
Series H Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 10,301,809	[11]		$ 10,301,809	$ 10,301,809	$ 10,301,809	$ 10,301,809	$ 10,301,809	$ 42,456,522	$ 42,456,522
Senior Securities Coverage per Unit														$ 5,842	[11]		$ 5,869	$ 4,311	$ 4,391	$ 4,170	$ 6,094	$ 3,426	$ 3,286
Series J Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 2,363,520	[11]		$ 2,363,520
Senior Securities Coverage per Unit														$ 5,842	[11]		$ 5,869
Series K Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 9,326,837	[11]		$ 9,326,837
Senior Securities Coverage per Unit														$ 5,842	[11]		$ 5,869
Series L Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 2,984,588	[11]		$ 2,984,588
Senior Securities Coverage per Unit														$ 5,842	[11]		$ 5,869
Series M Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 4,663,418	[11]		$ 4,663,418
Senior Securities Coverage per Unit														$ 5,842	[11]		$ 5,869
Series N Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 4,663,418	[11]		$ 4,663,418
Senior Securities Coverage per Unit														$ 5,842	[11]		$ 5,869
Senior O Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]													$ 6,528,785
Senior Securities Coverage per Unit	[11]													$ 5,842
Series A Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																						$ 27,420,382	$ 27,420,382	$ 27,420,382	$ 27,420,382	$ 40,000,000
Senior Securities Coverage per Unit																						$ 3,426	$ 3,286	$ 3,390	$ 4,093	$ 3,312
Series C Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 10,075,124	$ 10,075,124	$ 10,075,124	$ 10,075,124	$ 10,075,124	$ 41,522,293	$ 41,522,293	$ 41,522,293	$ 41,522,293	$ 60,000,000
Senior Securities Coverage per Unit																	$ 5,869	$ 4,311	$ 4,391	$ 4,170	$ 6,094	$ 3,426	$ 3,286	$ 3,390	$ 4,093	$ 3,312
Series O Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 6,528,785
Senior Securities Coverage per Unit																	$ 5,869
Series I Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 11,660,032
Senior Securities Coverage per Unit																	$ 5,869
Series B Senior Note [Member]
Financial Highlights [Abstract]
Senior Securities Amount																			$ 8,364,254
Senior Securities Coverage per Unit																			$ 4,391
Series G Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																			$ 11,609,975	$ 11,609,975	$ 11,609,975	$ 47,847,826	$ 47,847,826
Senior Securities Coverage per Unit																			$ 4,391	$ 4,170	$ 6,094	$ 3,426	$ 3,286
Series B Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 8,364,254	$ 8,364,254	$ 34,471,338	$ 34,471,338	$ 34,471,338	$ 34,471,338	$ 50,000,000
Senior Securities Coverage per Unit																				$ 4,170	$ 6,094	$ 3,426	$ 3,286	$ 3,390	$ 4,093	$ 3,312
Series D Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 3,801,934	$ 3,801,934	$ 15,668,790	$ 15,668,790	$ 15,668,790	$ 15,668,790	$ 20,000,000
Senior Securities Coverage per Unit																				$ 4,170	$ 6,094	$ 3,426	$ 3,286	$ 3,390	$ 4,093	$ 3,312
Series F Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																						$ 33,695,652	$ 33,695,652
Senior Securities Coverage per Unit																						$ 3,426	$ 3,286
Series J MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 7,000,035	[11]		$ 7,000,035	$ 7,000,000	$ 7,000,000
Senior Securities Coverage per Unit														$ 0	[11]		$ 0	$ 0	$ 0
Series L MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 17,000,165	[11]		$ 17,000,165	$ 17,000,070	$ 17,000,070
Senior Securities Coverage per Unit														$ 0	[11]		$ 0	$ 0	$ 0
Series M MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 11,000,010	[11]		$ 11,000,010
Senior Securities Coverage per Unit														$ 0	[11]		$ 0
Series N MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 16,000,005	[11]		$ 16,000,005
Senior Securities Coverage per Unit														$ 0	[11]		$ 0
Series O MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 8,200,150	[11]		$ 8,200,150
Senior Securities Coverage per Unit														$ 0	[11]		$ 0
Series P MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 8,200,010	[11]		$ 8,200,010
Senior Securities Coverage per Unit														$ 0	[11]		$ 0
Series Q MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 15,000,020	[11]		$ 15,000,020
Senior Securities Coverage per Unit														$ 0	[11]		$ 0
Series R MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount														$ 10,000,025	[11]		$ 10,000,025
Senior Securities Coverage per Unit														$ 0	[11]		$ 0
Series H MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 14,000,000	$ 14,000,000
Senior Securities Coverage per Unit																		$ 0	$ 0
Series I MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 3,000,000	$ 3,000,000
Senior Securities Coverage per Unit																		$ 0	$ 0
Series K MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 10,900,000	$ 10,900,000
Senior Securities Coverage per Unit																		$ 0	$ 0
Series B MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 4,100,000	$ 4,100,000	$ 4,100,000	$ 4,100,000	$ 4,100,000	$ 4,100,000	$ 12,500,000
Senior Securities Coverage per Unit																				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Series C MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 14,000,000	$ 14,000,000	$ 14,000,000	$ 14,000,000	$ 14,000,000	$ 14,000,000	$ 42,500,000
Senior Securities Coverage per Unit																				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Series D MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000
Senior Securities Coverage per Unit																				$ 0	$ 0	$ 0	$ 0
Series E MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 7,000,000	$ 7,000,000	$ 7,000,000	$ 7,000,000
Senior Securities Coverage per Unit																				$ 0	$ 0	$ 0	$ 0
Series F MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 4,100,000	$ 4,100,000	$ 4,100,000	$ 4,100,000
Senior Securities Coverage per Unit																				$ 0	$ 0	$ 0	$ 0
Series G MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 10,900,000	$ 10,900,000	$ 10,900,000	$ 10,900,000
Senior Securities Coverage per Unit																				$ 0	$ 0	$ 0	$ 0
Series A MRPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount																						$ 4,900,000	$ 4,900,000	$ 4,900,000	$ 4,900,000	$ 15,000,000
Senior Securities Coverage per Unit																						$ 0	$ 0	$ 0	$ 0	$ 0

[1]	The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.
[2]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[4]	The Manager receives an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the amount of any outstanding Borrowings used for leverage and assets attributable to any Preferred Stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 25% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 25% of its Managed Assets, the management fees shown would be higher.
[5]	The related Prospectus Supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.
[6]	For the purposes of this table, we have assumed that the Fund has utilized Borrowings in an aggregate amount of 25% of its Managed Assets (which represented financial leverage of the Fund’s Managed Assets as of May 31, 2025). The expenses and rates associated with leverage may vary as and when Borrowings or issuances of Preferred Stock are made.
[7]	Expenses based on amounts incurred in the period ended May 31, 2025.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”
[10]	Calculated as of the High or Low quarterly closing sales price divided by the quarter-end net asset value.
[11]	As of the six-month period ended May 31, 2025 (unaudited).